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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                              Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2007 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Bond Fund
--------------------------------------------------------------------------------
Annual Report | June 30, 2008
--------------------------------------------------------------------------------

Ticker Symbols:

Class A   PIOBX
Class B   PBOBX
Class C   PCYBX
Class R   PBFRX
Class Y   PICYX
Class Z   PIBZX

[LOGO] PIONEER
       INVESTMENTS(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              16
Schedule of Investments                                      18
Financial Statements                                         40
Notes To Financial Statements                                50
Report of Independent Registered Public Accounting Firm      60
Approval of Investment Advisory Agreement                    61
Trustees, Officers and Service Providers                     65


                                Pioneer Bond Fund | Annual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June near earlier lows while Treasury bond prices ended June 2008 near end-of-year levels.

In the 12 months ending June 30, 2008, the Dow Jones Industrial Average and Standard & Poor's 500 Index each declined 13%, the NASDAQ Composite Index fell 12%, and the MSCI EAFE Developed Market Index of international


2    Pioneer Bond Fund | Annual Report | 6/30/08
stock markets fell 10%. In each case, the majority of the decline was concentrated in the month of June. Very strong performance in the second half of 2007, combined with performance in line with other equity indices in the most recent six months helped the MSCI Emerging Markets Index to a gain of 5% over the 12-month period. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7% over the 12 months, but the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 2% as its higher coupon yield could not offset the fall in bond prices triggered by widening credit spreads.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotion drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                                Pioneer Bond Fund | Annual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

 Problems originating with subprime mortgages created concerns throughout the credit markets during the 12 months ending June 30, 2008. As investors worried about credit risks in the face of weakening economic growth, higher-quality securities turned in the best performance. In the following interview, Kenneth
J. Taubes discusses the factors that influenced the performance of Pioneer Bond Fund during the 12-month period. Mr. Taubes is Head of U.S. Portfolio Management at Pioneer Investments and the leader of the team managing the Pioneer Bond Fund.

Q  How did the Fund perform during the 12 months ending June 30, 2008?

A The Fund's Class A shares returned 6.64%, at net asset value, during the period, trailing its market benchmark but significantly outperforming competitive mutual funds. The Lehman Aggregate Bond Index returned 7.12% for the 12 months, while the average return of the 170 mutual funds in the Lipper Corporate Debt, A-Rated, category was 3.06% for the period. On June 30, 2008, the 30-day SEC yield of Class A shares was 4.75%.

Q  What was the investment environment like during the 12 months?

A The fixed-income markets, as well as the equity market, started experiencing problems early in the Fund's fiscal year as difficulties with subprime mortgages began to appear, raising doubts about credit risks in general. Signs of deceleration in the general economy, in part brought on by a slump in housing and deteriorating conditions in the mortgage market, raised further fears that the economy might be heading into a significant downturn. In response, the U.S. Federal Reserve Board began acting aggressively, cutting the influential Fed funds target rate from 5.25% to 2.00% over the period while also adopting other policies intended to inject additional liquidity into the financial system and restore stability to the capital markets.

   Over the 12 months, investors sought out higher quality securities and tried to minimize exposure to credit risk. In general, the higher the credit quality of a security, the better it performed. U.S. Treasury securities turned in the best performance in fixed-income markets. U.S. agency mortgage-backed securities also performed positively, while lagging Treasuries. Lower-rated, higher-yielding corporate bonds and asset-backed securities slumped, losing value. For the 12 months, the five-year Treasury produced a return of more than 11% while high-yield bonds, as gauged by the Merrill Lynch High Yield Master II Index, declined 2.11%.


4    Pioneer Bond Fund | Annual Report | 6/30/08

Q What were your principal strategies in this environment, and how did they affect performance?

A The Fund invested to maintain a relatively high-quality positioning while protecting its yield. For most of the period, the Fund emphasized U.S. agency mortgage-backed securities because of their superior yields when compared to Treasuries, while underweighting corporate bonds relative to the indexes. In particular, the Fund underweighted investments in financial industry corporate bonds, as many major financial institutions had high vulnerability to the crisis in subprime mortgages. The Fund had virtually no investments in subprime-related securities and only minimal exposure to commercial mortgage-backed securities, which also underperformed. At the end of the fiscal year, the average credit quality of Fund holdings was A+.

   Supporting performance was the Fund's relatively underweighted position in corporate bonds, especially the low exposure to finance industry bonds. However, the de-emphasis on Treasuries in favor of U.S. agency mortgages held back results on a total return basis, even while it helped produce more yield. Treasuries performed better because of their price gains. The Fund's investments in lower-quality corporates and in commercial mortgage-backed securities, even while relatively low, also proved to be drags on performance. Among individual bond holdings, investments in securities of Sallie Mae, the student-loan institution, and in bonds of Valent Pharmaceuticals, a company focusing on drugs to fight infectious diseases, both added to results. However, positions in bonds of Ambac and MBIA, two bond insurance companies, both detracted from the Fund's results because each of the companies had exposure to subprime mortgages.

   During a time when interest rates declined, the Fund's somewhat longer-duration positioning tended to help results. At the end of the fiscal year, the average maturity of Fund holdings was 7.04 years, and the effective duration of the Fund's portfolio was 4.37 years. The average duration of the Fund's portfolio was shortened to reflect sharp declines in rates and diminished prospects for further rate declines.

   Near the close of the fiscal year, the Fund began to add to investments in corporate bonds to take advantage of selective opportunities in securities that we believed were priced very cheaply. The Fund also retained an emphasis in agency mortgages because we thought their prices were inexpensive. We reduced further the Fund's investments in Treasuries, which we thought had become relatively expensive after outperforming for an extended period of time. Yields of Treasuries were lower than recent rates of inflation. At the end of the fiscal year, on June 30, 2008, 56.5% of Fund assets were invested in pass-through securities, virtually all in agency mortgages, while 19.9% of assets were invested in industrial bonds. Treasuries accounted for less than 4% of assets.


                                Pioneer Bond Fund | Annual Report | 6/30/08    5

   In the final month of the period, Fannie Mae and Freddie Mac, the two largest mortgage institutions in the United States, came under pressure from the continuing fallout over subprime mortgages. The Fund had no investments in direct obligations of either Fannie Mae or Freddie Mac, but did have positions in guaranteed mortgage pools of the two institutions. More importantly, the Fund was significantly underweighted in unsecured agency debt, relative to the Lehman Aggregate Index. The Fund did not own any preferred or common equity in either Fannie Mae or Freddie Mac.

Q  What is your investment outlook?

A While economic growth has weakened and inflationary pressures have risen, we do not believe the economic outlook is as dire as some observers have indicated. Despite all its problems, the economy still grew at a 1% rate, as measured by gross domestic product, in the first quarter of the year, and growth is likely to be positive for the second quarter as well. While the housing and automotive industries clearly are at recession levels, other parts of the economy are holding up well. Investments in energy production and exploration are up, consumer spending has proven to be resilient, and export activities are helping to support overall economic growth.

   The interest-rate cuts of the Federal Reserve Board, which took place gradually over the past 10 months, should begin to be felt in the economy, providing stimulus to growth and an eventual return to more normal market conditions.


When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


6    Pioneer Bond Fund | Annual Report | 6/30/08

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                                Pioneer Bond Fund | Annual Report | 6/30/08    7

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Securities              46.2%
U.S. Corporate Bonds                    28.4%
Temporary Cash Investments               7.0%
Collateralized Mortgage Obligations      7.0%
Senior Secured Loans                     5.5%
Asset Backed Securities                  4.8%
Municipal Bonds                          0.8%
Preferred Stock                          0.3%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                      2.5%
AA                                       4.6%
A                                        6.7%
BBB                                     12.7%
BB                                      10.4%
B & Lower                                3.5%
Commercial Paper                         1.1%
Treasury/Agency                         58.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*


 1.   Government National Mortgage Association, 5.0%, 30 YR TBA, 7/08        7.14%
 2.   Federal National Mortgage Association, 5.5%, 4/1/36                    2.02
 3.   Federal National Mortgage Association, 4.5%, 7/1/38                    1.96
 4.   U.S. Treasury Inflation Notes, 0.0%, 11/15/13                          1.23
 5.   JP Morgan Chase Commercial Mortgage Security Corp., 5.8755%, 4/15/45   0.96
 6.   LB-UBS Commercial Mortgage, 5.372%, 9/15/39                            0.91
 7.   U.S. Treasury Bonds, 6.25%, 8/15/23                                    0.86
 8.   Federal National Mortgage Association, 5.0%, 6/1/36                    0.80
 9.   Federal National Mortgage Association, 5.5%, 9/1/37                    0.76
10.   Federal National Mortgage Association, 5.5%, 11/1/37                   0.76

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Bond Fund | Annual Report | 6/30/08

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class         6/30/08           6/30/07
       A           $ 9.10            $ 8.95
--------------------------------------------------
       B           $ 9.05            $ 8.90
--------------------------------------------------
       C           $ 9.02            $ 8.87
--------------------------------------------------
       R           $ 9.18            $ 9.05
--------------------------------------------------
       Y           $ 9.02            $ 8.88
--------------------------------------------------


     Class         6/30/08          7/6/07
       Z           $ 9.10           $ 8.89
--------------------------------------------------

Distributions Per Share: 7/1/07-6/30/08
--------------------------------------------------------------------------------

                  Net Investment       Short-Term         Long-Term
    Class             Income          Capital Gains     Capital Gains
      A             $ 0.4379              $ --              $ --
---------------------------------------------------------------------
      B             $ 0.3536              $ --              $ --
---------------------------------------------------------------------
      C             $ 0.3604              $ --              $ --
---------------------------------------------------------------------
      R             $ 0.4218              $ --              $ --
---------------------------------------------------------------------
      Y             $ 0.4671              $ --              $ --
---------------------------------------------------------------------
     Z*             $ 0.4618              $ --              $ --
---------------------------------------------------------------------

* Class Z shares were first publicly offered on July 6, 2007

                                Pioneer Bond Fund | Annual Report | 6/30/08    9

Performance Update | 6/30/08                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.


                     Average Annual Total Returns
                         (As of June 30, 2008)
-----------------------------------------------------------------------
                                        Net Asset     Public Offering
Period                                  Value (NAV)   Price (POP)
-----------------------------------------------------------------------
10 Years                                5.29%         4.80%
5 Years                                 4.22          3.27
1 Year                                  6.64          1.86
-----------------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2007)
-----------------------------------------------------------------------
                                         Gross         Net
-----------------------------------------------------------------------
                                         1.00%         1.00%
-----------------------------------------------------------------------


[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Lehman Brothers Aggregate Bond Index      Pioneer Bond Fund
6/98    9,550                                    10,000
        9,680                                    10,315
6/00    9,806                                    10,785
       10,855                                    11,997
6/02   11,674                                    13,031
       13,003                                    14,387
6/04   13,391                                    14,433
       14,415                                    15,414
6/06   14,235                                    15,290
       14,991                                    16,226
6/08   15,986                                    17,382


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Bond Fund | Annual Report | 6/30/08

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.


                Average Annual Total Returns
                    (As of June 30, 2008)
-------------------------------------------------------------
                                        If        If
Period                                  Held      Redeemed
-------------------------------------------------------------
10 Years                                4.38%     4.38%
5 Years                                 3.27      3.27
1 Year                                  5.70      1.70
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2007)
-------------------------------------------------------------
                                         Gross     Net
-------------------------------------------------------------
                                         2.02%     1.90%
-------------------------------------------------------------


[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Lehman Brothers Aggregate Bond Index      Pioneer Bond Fund
6/98   10,000                                    10,000
       10,057                                    10,315
6/00   10,106                                    10,785
       11,087                                    11,997
6/02   11,839                                    13,031
       13,075                                    14,387
6/04   13,342                                    14,433
       14,238                                    15,414
6/06   13,933                                    15,290
       14,527                                    16,226
6/08   15,354                                    17,382


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 11/1/09 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                               Pioneer Bond Fund | Annual Report | 6/30/08    11

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.


                Average Annual Total Returns
                    (As of June 30, 2008)
-------------------------------------------------------------
                                        If        If
Period                                  Held      Redeemed
-------------------------------------------------------------
10 Years                                4.34%     4.34%
5 Years                                 3.33      3.33
1 Year                                  5.80      5.80
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2007)
-------------------------------------------------------------
                                         Gross     Net
-------------------------------------------------------------
                                         1.85%     1.85%
-------------------------------------------------------------


[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Lehman Brothers Aggregate Bond Index      Pioneer Bond Fund
6/98   10,000                                    10,000
       10,060                                    10,315
6/00   10,096                                    10,785
       11,051                                    11,997
6/02   11,774                                    13,031
       12,984                                    14,387
6/04   13,259                                    14,433
       14,144                                    15,414
6/06   13,850                                    15,290
       14,457                                    16,226
6/08   15,295                                    17,382


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Bond Fund | Annual Report | 6/30/08

Performance Update | 6/30/08                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.


                Average Annual Total Returns
                    (As of June 30, 2008)
-------------------------------------------------------------
                                         If        If
Period                                   Held      Redeemed
-------------------------------------------------------------
10 Years                                 4.93%     4.93%
5 Years                                  4.00      4.00
1 Year                                   6.15      6.15
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2007)
-------------------------------------------------------------
                                         Gross     Net
-------------------------------------------------------------
                                         1.44%     1.25%
-------------------------------------------------------------


[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Lehman Brothers Aggregate Bond Index      Pioneer Bond Fund
6/98   10,000                                    10,000
       10,085                                    10,315
6/00   10,164                                    10,785
       11,196                                    11,997
6/02   11,982                                    13,031
       13,299                                    14,387
6/04   13,724                                    14,433
       14,722                                    15,414
6/06   14,511                                    15,290
       15,243                                    16,226
6/08   16,181                                    17,382


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/09 for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                               Pioneer Bond Fund | Annual Report | 6/30/08    13

Performance Update | 6/30/08                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.


                Average Annual Total Returns
                    (As of June 30, 2008)
-------------------------------------------------------------
                                         If        If
Period                                   Held      Redeemed
-------------------------------------------------------------
10 Years                                 5.57%     5.57%
5 Years                                  4.62      4.62
1 Year                                   6.91      6.91
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2007)
-------------------------------------------------------------
                                         Gross     Net
-------------------------------------------------------------
                                         0.57%     0.57%
-------------------------------------------------------------


[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Lehman Brothers Aggregate Bond Index      Pioneer Bond Fund
6/98   10,000                                    10,000
       10,135                                    10,315
6/00   10,266                                    10,785
       11,365                                    11,997
6/02   12,264                                    13,031
       13,719                                    14,387
6/04   14,196                                    14,433
       15,341                                    15,414
6/06   15,222                                    15,290
       16,082                                    16,226
6/08   17,194                                    17,382


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 20, 2001 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


14    Pioneer Bond Fund | Annual Report | 6/30/08

Performance Update | 6/30/08                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.


                Average Annual Total Returns
                    (As of June 30, 2008)
-------------------------------------------------------------
                                         If        If
Period                                   Held      Redeemed
-------------------------------------------------------------
10 Years                                 5.32%     5.32%
5 Years                                  4.29      4.29
1 Year                                   7.00      7.00
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated November 1, 2007)
-------------------------------------------------------------
                                         Gross     Net
-------------------------------------------------------------
                                         0.75%     0.75%
-------------------------------------------------------------


[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

       Lehman Brothers Aggregate Bond Index      Pioneer Bond Fund
6/98   10,000                                    10,000
       10,135                                    10,315
6/00   10,266                                    10,785
       11,365                                    11,997
6/02   12,223                                    13,031
       13,614                                    14,387
6/04   14,020                                    14,433
       15,092                                    15,414
6/06   14,904                                    15,290
       15,695                                    16,226
6/08   16,794                                    17,382


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on July 6, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/10 for Class Z Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                               Pioneer Bond Fund | Annual Report | 6/30/08    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from January 1, 2008 through June 30, 2008.


--------------------------------------------------------------------------------------------------
Share Class                 A            B            C            R            Y            Z
--------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------------------------
Ending Account Value    $1,010.71    $1,006.09    $1,006.56    $1,004.35    $1,014.52    $1,010.81
(after expenses)
On 6/30/08
--------------------------------------------------------------------------------------------------
Expenses Paid               $5.00        $9.43        $9.08        $6.23        $2.96        $2.90
During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.89%, 1,82%, 1.25%, 0.59%, and 0.58%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


16    Pioneer Bond Fund | Annual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2008 through June 30, 2008.


-------------------------------------------------------------------------------------------------
Share Class                A            B            C            R            Y            Z
-------------------------------------------------------------------------------------------------
Beginning Account      $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/08
-------------------------------------------------------------------------------------------------
Ending Account Value   $1,019.89    $1,015.47    $1,015.81    $1,018.65    $1,021.93    $1,021.98
(after expenses)
On 6/30/08
-------------------------------------------------------------------------------------------------
Expenses Paid              $5.02        $9.47        $9.12        $6.27        $2.97        $2.92
During Period*
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.89%, 1.82%, 1.25%, 0.59%, and 0.58%, for Class A, Class B, Class C, Class R, Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


                               Pioneer Bond Fund | Annual Report | 6/30/08    17

Schedule of Investments | 6/30/08


------------------------------------------------------------------------------------------------------
                  Floating      S&P/Moody's
                  Rate (b)      Ratings
Shares            (unaudited)   (unaudited)                                             Value
------------------------------------------------------------------------------------------------------
                                              PREFERRED STOCK -- 0.3%
                                              INSURANCE -- 0.3%
                                              Life & Health Insurance -- 0.3%
     153,800                                  Delphi Financial Group, 7.376%, 5/15/37   $    2,922,200
------------------------------------------------------------------------------------------------------
                                              TOTAL PREFERRED STOCK
                                              (Cost $3,845,000)                         $    2,922,200
------------------------------------------------------------------------------------------------------
Principal
Amount
------------------------------------------------------------------------------------------------------
                                              ASSET BACKED SECURITIES -- 5.0%
                                              ENERGY -- 0.3%
                                              Oil & Gas Equipment & Services -- 0.3%
$  2,450,000                        A/Aa3     Nakilat, Inc. 6.267%, 12/31/33 (144A)     $    2,176,335
   1,000,000      7.74              NR/NR     Sevan Marine ASA, Floating Rate Note,
                                              5/14/13 (144A)                                   930,000
                                                                                        --------------
                                                                                        $    3,106,335
                                                                                        --------------
                                              Total Energy                              $    3,106,335
------------------------------------------------------------------------------------------------------
                                              TRANSPORTATION -- 0.1%
                                              Airlines -- 0.1%
   1,158,244                        A/A2      Southwest Airlines Co., 7.67%, 1/2/14     $    1,207,816
                                                                                        --------------
                                              Total Transportation                      $    1,207,816
------------------------------------------------------------------------------------------------------
                                              CONSUMER SERVICES -- 0.4%
                                              Restaurants -- 0.4%
   4,535,000                       BB/Ba3     Dunkin Brands Master Finance LLC,
                                              8.28%, 6/20/31 (144A)                     $    3,922,476
                                                                                        --------------
                                              Total Consumer Services                   $    3,922,476
------------------------------------------------------------------------------------------------------
                                              FOOD & DRUG RETAILING -- 0.4%
                                              Food Retail -- 0.4%
   5,325,000                       BB/Aaa     Dominos Pizza Master Issuer LL,
                                              7.629%, 4/25/37                           $    4,126,875
                                                                                        --------------
                                              Total Food & Drug Retailing               $    4,126,875
------------------------------------------------------------------------------------------------------
                                              BANKS -- 1.3%
                                              Thrifts & Mortgage Finance -- 1.3%
   1,400,000      2.58             AAA/Aaa    Carrington Mortgage, Floating Rate
                                              Note, 10/25/36                            $    1,333,557
   1,962,000      2.63             AAA/Aaa    CMLTI 2006-WFH2 A2A, Floating Rate
                                              Note, 8/25/36                                  1,835,095
   3,395,000      2.90             AA+/Aa1    Countrywide Asset-Back Certificates,
                                              Floating Rate Note, 8/25/35                    3,068,012
   3,375,000                       AAA/Aaa    GMAC Commercial Mortgage Securities,
                                              Inc., 4.864%, 12/10/41                         3,211,474


The accompanying notes are an integral part of these financial statements.


18    Pioneer Bond Fund | Annual Report | 6/30/08

-----------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                               Value
-----------------------------------------------------------------------------------------------------
$ 5,249,894                     AAA/Aaa    Local Insight Media Finance Ll,
                                           5.88%, 10/23/37                                  4,315,722
                                                                                            ---------
                                                                                       $   13,763,860
                                                                                       --------------
                                           Total Banks                                 $   13,763,860
-----------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 1.9%
                                           Consumer Finance -- 0.1%
  1,500,000          2.92       AA+/Aa1    RASC 2005-KS7 M1, Floating Rate
                                           Note, 8/25/35                               $    1,268,979
-----------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.2%
  1,547,949          2.91       AA/Aa2     GSAMP Trust, Floating Rate
                                           Note, 3/25/35                               $    1,364,782
  1,725,000          2.64       AAA/Aa1    MLMI 2006-AR1 A2C, Floating Rate
                                           Note, 3/25/37                                    1,391,874
                                                                                       --------------
                                                                                       $    2,756,656
-----------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 1.6%
  2,182,327                     NR/Aaa     CMSI 2006-1 3A1, 5.0%, 2/25/36              $    1,948,428
  1,875,000          2.99       AA+/Aa1    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 11/25/35                     1,699,854
    252,666          3.02       AAA/Aaa    First Franklin Mtg Loan Asset, Backed
                                           Certificates, Floating Rate Note, 9/24/34          226,105
 10,135,000                     AAA/Aaa    JP Morgan Chase Commercial Mortgage
                                           Sec Corp., 5.8755%, 4/15/45                      9,955,450
  1,242,680                    BBB+/Baa2   PF Export Receivable Master Trust,
                                           6.436%, 6/1/15 (144A)                            1,225,407
  2,117,807                    BBB/Baa2    Power Receivables Finance, 6.29%,
                                           1/1/12 (144A)                                    2,166,601
                                                                                       --------------
                                                                                       $   17,221,845
                                                                                       --------------
                                           Total Diversified Financials                $   21,247,480
-----------------------------------------------------------------------------------------------------
                                           UTILITIES -- 0.6%
                                           Electric Utilities -- 0.6%
    867,330                    BBB-/Baa3   Crocket Cogeneration, 5.869%,
                                           3/30/25 (144A)                              $      779,237
  1,714,104                    BBB/Baa3    FPL Energy America Wind LLC, 6.639%,
                                           6/20/23 (144A)                                   1,757,539
    647,850                     BB/Ba2     FPL Energy Wind Funding, 6.876%,
                                           6/27/17 (144A)                                     647,850
  2,804,745                     BB/Ba2     Tenaska Alabama, 7.0%, 6/30/21 (144A)            2,649,855
                                                                                       --------------
                                                                                       $    5,834,481
                                                                                       --------------
                                           Total Utilities                             $    5,834,481
-----------------------------------------------------------------------------------------------------
                                           TOTAL ASSET BACKED SECURITIES
                                           (Cost $56,775,203)                          $   53,209,323
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    19

-------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                Value
-------------------------------------------------------------------------------------------------------
                                             COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.4%
                                             MATERIALS -- 0.4%
                                             Forest Products -- 0.4%
$  4,470,000                     AAA/Aaa     TSTAR 2006-1A A, 5.668%, 10/15/36           $    4,224,150
                                                                                         --------------
                                             Total Materials                             $    4,224,150
-------------------------------------------------------------------------------------------------------
                                             BANKS -- 4.5%
                                             Thrifts & Mortgage Finance -- 4.5%
   1,440,000                     AAA/Aaa     Bank of America Commercial Mortgage,
                                             Inc., 4.877%, 7/10/42                       $    1,373,740
   4,800,168                     AAA/Aaa     Chase Mortgage Finance Corp.,
                                             5.5%, 5/25/37                                    4,726,864
   2,900,000                     AAA/Aaa     GS Mortgage Securities Corp II,
                                             7.12%, 11/18/29                                  3,051,942
     379,837    2.88             AAA/Aaa     Impac Securities Assets Corp., Floating
                                             Rate Note, 11/25/34                                277,576
   2,600,000                     AAA/Aaa     JP Morgan Mortgage Trust,
                                             4.5%, 8/25/19                                    2,423,927
   4,249,940                     AAA/Aaa     JP Morgan Mortgage Trust,
                                             6.0%, 8/25/34 (c)                                4,053,380
   1,750,000                     AAA/Aaa     JPMCC 2002-C3 B, 5.146%, 7/12/35                 1,710,085
   1,750,000                     AAA/Aaa     JPMCC 2004-PNC1 A3,
                                             5.299%, 6/12/41                                  1,732,494
  10,000,000                     AAA/Aaa     LB-UBS Commercial Mortgage,
                                             5.372%, 9/15/39                                  9,461,492
   8,510,000    5.54             AAA/Aaa     SASC 2007 BHC1 A1, Floating Rate
                                             Note, 12/18/49                                   5,857,714
   2,890,000    5.58             AAA/NR      SASC 2007 BHC1 A2, Floating Rate
                                             Note, 12/18/49                                   1,842,661
   2,010,000                     NR/Ba1      SBA CMBS Trust, 6.709%, 11/15/36                 1,820,696
   1,435,000                     AA/Aa2      T SRA R 2006-1 B, 5.7467%, 10/15/36              1,284,325
   3,787,250                     AAA/Aaa     Wachovia Bank Commercial Mortgage
                                             Trust, 4.803%, 10/15/41                          3,587,863
   3,106,526    2.71             AAA/Aaa     WAMU Mortgage Pass-Through
                                             Certificates, Floating Rate Note, 4/25/45        2,440,969
   1,450,000                     AAA/Aaa     WBCMT 2003-C9 B, 5.109%, 12/15/35                1,402,523
     739,927                     AAA/Aaa     Wells Fargo Mortgage Backed Securities,
                                             5.25, 12/25/33                                     692,802
                                                                                         --------------
                                                                                         $   47,741,053
                                                                                         --------------
                                             Total Banks                                 $   47,741,053
-------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED FINANCIALS -- 2.0%
                                             Diversified Financial Services -- 2.0%
   4,318,942                     AAA/Aaa     CS First Boston Mortgage Security,
                                             3.5%, 7/25/18                               $    4,033,556
     806,809                     AA/Aa2      CS First Boston Mortgage Security,
                                             7.0%, 5/25/32                                      596,553

The accompanying notes are an integral part of these financial statements.
20    Pioneer Bond Fund | Annual Report | 6/30/08

--------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                 Value
--------------------------------------------------------------------------------------------------------
$    753,395                     AAA/Aaa     First Horizon Mortgage Pass- Through Trust,
                                             5.0%, 3/25/18                                       733,618
   1,270,000                     NR/Ba1      Global Signal, 7.036%, 2/15/36 (144A)             1,149,401
   2,971,029                     AAA/NR      J.P. Morgan Alternative Loan Trust,
                                             6.0%, 3/25/36                                     2,782,571
                                             Diversified Financial Services -- (continued)
   5,169,398                     AAA/AAA     Master Alternative Loans Trust,
                                             6.0%, 7/25/34                                $    4,801,079
   1,538,347                     AAA/Aaa     Morgan Stanley Capital I,
                                             5.25%, 12/25/17                                   1,485,424
     470,089                     AAA/Aaa     Morgan Stanley Capital I, 7.0%, 7/25/33             450,110
   1,923,417                     AAA/Aaa     RALI 2005-QA10 A41, 5.7412%, 9/25/35              1,634,806
   2,587,413                     AAA/Aaa     Residential Funding Mortgage Securities, I
                                             5.5%, 11/25/35                                    2,551,081
     215,341                     AAA/Aaa     Salomon Brothers Mortgage Securities
                                             CMO, 8.0%, 9/25/30                                  214,049
     575,000                     NR/Ba2      Tower 2004-2A F, 6.376%, 12/15/14                   493,638
                                                                                          --------------
                                                                                          $   20,925,886
                                                                                          --------------
                                             Total Diversified Financials                 $   20,925,886
--------------------------------------------------------------------------------------------------------
                                             Government -- 0.5%
     755,716                     AAA/Aaa     Federal Home Loan Bank, 6.0%, 4/15/32        $      783,395
   3,966,243                     AAA/Aaa     Freddie Mac, 6.1%, 9/15/18                        4,063,259
                                                                                          --------------
                                                                                          $    4,846,654
                                                                                          --------------
                                             Total Government                             $    4,846,654
--------------------------------------------------------------------------------------------------------
                                             TOTAL COLLATERALIZED
                                             MORTGAGE OBLIGATIONS
                                             (Cost $83,563,559)                           $   77,737,743
--------------------------------------------------------------------------------------------------------
                                             CORPORATE BONDS -- 30.0%
                                             ENERGY -- 1.7%
                                             Integrated Oil & Gas -- 0.1%
     990,000                    BBB+/Baa1    Marathon Oil Corp., 5.9%, 3/15/18            $      978,409
      45,000                    BBB/Baa2     Petro-Canada, 4.0%, 7/15/13                          41,999
                                                                                          --------------
                                                                                          $    1,020,408
--------------------------------------------------------------------------------------------------------
                                             Oil & Gas Exploration & Production -- 0.9%
   2,180,000                    BBB/Baa2     Canadian National Resources,
                                             5.9%, 2/1/18                                 $    2,166,044
   2,320,046                     BBB+/NR     Gazprom International SA,
                                             7.201%, 2/1/20                                    2,314,246
   2,610,000                    BBB-/Baa3    Panoche Energy Center,
                                             6.885%, 7/31/29 (144A)                            2,680,992
     954,030                      A/Aa2      Ras Laffan Liquefied Natural Gas, 3.437%,
                                             9/15/09 (144A)                                      955,680

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    21

-----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                              Value
-----------------------------------------------------------------------------------------------------
$  1,605,000                      A/Aa2      Ras Laffan Liquefied Natural Gas 3,
                                             5.832%, 9/30/16 (144A)                         1,558,583
     720,000                     BB+/Ba2     Southern Star Central Corp.,
                                             6.75%, 3/1/16                                    684,000
                                                                                            ---------
                                                                                       $   10,359,545
-----------------------------------------------------------------------------------------------------
                                             Oil & Gas Refining & Marketing -- 0.1%
     435,000                    BBB-/Baa2    Boardwalk Pipelines LLC, 5.5%, 2/1/17     $      405,360
-----------------------------------------------------------------------------------------------------
                                             Oil & Gas Storage & Transportation -- 0.6%
   1,535,000                    BBB/Baa2     Buckeye Partners LP, 6.05%, 1/15/18       $    1,506,685
   1,150,000                      B+/B1      Holly Energy Partners LP, 6.25%, 3/1/15        1,040,750
   3,915,000                    BBB-/Baa3    NGPL Pipeco Llc, 6.514%,
                                             12/15/12 (144A)                                3,974,739
                                                                                       --------------
                                                                                       $    6,522,174
                                                                                       --------------
                                             Total Energy                              $   18,307,487
-----------------------------------------------------------------------------------------------------
                                             MATERIALS -- 0.8%
                                             Aluminum -- 0.2%
   2,290,000                      B/B3       Novelis, Inc., 7.25%, 2/15/15             $    2,164,050
-----------------------------------------------------------------------------------------------------
                                             Commodity Chemicals -- 0.2%
   2,000,000                     B+/Ba3      Nova Chemicals, Ltd., 6.5%, 1/15/12       $    1,790,000
-----------------------------------------------------------------------------------------------------
                                             Fertilizers & Agricultural Chemicals -- 0.0%
      45,000                    BBB+/Baa1    Potash Corp. Saskatchewan,
                                             4.875%, 3/1/13                            $       44,884
-----------------------------------------------------------------------------------------------------
                                             Steel -- 0.4%
   3,900,000                    BBB+/Baa2    Arcelormittal, 6.125%, 6/1/18 (144A)      $    3,811,298
     910,000                      A+/A1      Nucor Corp., 5.0%, 12/1/12                       914,964
                                                                                       --------------
                                                                                       $    4,726,262
                                                                                       --------------
                                             Total Materials                           $    8,725,196
-----------------------------------------------------------------------------------------------------
                                             CAPITAL GOODS -- 1.2%
                                             Aerospace & Defense -- 0.0%
      40,000                      A+/A2      Boeing Co., 5.125%, 2/15/13               $       40,796
-----------------------------------------------------------------------------------------------------
                                             Construction & Farm Machinery & Heavy Trucks -- 0.1%
   1,000,000                      A/A2       Caterpillar, Inc., 6.55%, 5/1/11          $    1,055,503
-----------------------------------------------------------------------------------------------------
                                             Electrical Component & Equipment -- 0.1%
   1,329,191                      NR/WD      Orcal Geothermal, 6.21%,
                                             12/30/20 (144A)                           $    1,355,097
-----------------------------------------------------------------------------------------------------
                                             Industrial Conglomerates -- 0.7%
   7,000,000                     AAA/Aaa     GE Electric Co., 5.0%, 2/1/13             $    7,050,386
-----------------------------------------------------------------------------------------------------
                                             Trading Companies & Distributors -- 0.3%
   3,100,000                    BBB/Baa2     Glencore Funding LLC, 6.0%,
                                             4/15/14 (144A)                            $    2,961,272
                                                                                       --------------
                                             Total Capital Goods                       $   12,463,054
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Bond Fund | Annual Report | 6/30/08

-----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                              Value
-----------------------------------------------------------------------------------------------------
                                             COMMERCIAL SERVICES & SUPPLIES -- 0.6%
                                             Office Services & Supplies -- 0.6%
$  6,110,000                      A/A1       Pitney Bowes, Inc., 5.6%, 3/15/18         $    6,006,319
                                                                                       --------------
                                             Total Commercial Services & Supplies      $    6,006,319
-----------------------------------------------------------------------------------------------------
                                             TRANSPORTATION -- 1.0%
                                             Railroads -- 1.0%
   2,140,000                    BBB/Baa1     Burlington Sante Fe Corp.,
                                             5.75%, 3/15/08                            $    2,091,653
   3,400,000                     BB-/B1      Kansas City Southern Mexico,
                                             7.625%, 12/1/13                                3,298,000
   5,125,000                    BBB/Baa2     Union Pacific Corp., 5.7%, 8/15/18             5,001,190
                                                                                       --------------
                                                                                       $   10,390,843
                                                                                       --------------
                                             Total Transportation                      $   10,390,843
-----------------------------------------------------------------------------------------------------
                                             AUTOMOBILES & COMPONENTS -- 0.2%
                                             Auto Parts & Equipment -- 0.2%
   2,185,000                      B+/B3      Lear Corp., 8.75%, 12/1/16                $    1,704,300
                                                                                       --------------
                                             Total Automobiles & Components            $    1,704,300
-----------------------------------------------------------------------------------------------------
                                             CONSUMER DURABLES & APPAREL -- 0.9%
                                             Homebuilding -- 0.5%
   3,940,000                    BBB-/BBB-    C10 Capital SPV Ltd., Floating Rate
                                             Note, 12/31/49 (c)                        $    3,617,984
   2,260,000    6.64             BBB-/NR     C8 Capital SPV Ltd., Floating Rate
                                             Note, 12/31/49 (c)                             2,094,839
                                                                                       --------------
                                                                                       $    5,712,823
-----------------------------------------------------------------------------------------------------
                                             Household Appliances -- 0.4%
   4,235,000                    BBB/Baa2     Whirlpool Corp., 5.5%, 3/1/13             $    4,185,069
                                                                                       --------------
                                             Total Consumer Durables & Apparel         $    9,897,892
-----------------------------------------------------------------------------------------------------
                                             CONSUMER SERVICES -- 0.6%
                                             Casinos & Gaming -- 0.1%
   1,780,000                     B-/Caa1     Station Casinos, Inc., 6.625%, 3/15/18    $      952,300
-----------------------------------------------------------------------------------------------------
                                             Education Services -- 0.5%
   2,470,000                     AAA/Aaa     President & Fellows of Harvard, Floating
                                             Rate Note, 3.7%, 4/1/13                   $    2,448,758
   3,095,000                     AAA/Aaa     President & Fellows of Harvard, Floating
                                             Rate Note, 6.3%, 10/1/37                       3,221,926
                                                                                       --------------
                                                                                       $    5,670,684
                                                                                       --------------
                                             Total Consumer Services                   $    6,622,984
-----------------------------------------------------------------------------------------------------
                                             MEDIA -- 0.9%
                                             Broadcasting & Cable TV -- 0.4%
   1,600,000                    BBB/Baa2     British Sky Broadcasting, 6.1%,
                                             2/15/18 (144A)                            $    1,573,882

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    23

----------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                   Value
----------------------------------------------------------------------------------------------------------
$    135,000                    BBB+/Baa2    Comcast Corp., 5.3%, 1/15/14                          130,861
   2,620,000                    BBB+/Baa1    Grupo Telivisa SA, 6.0%, 5/15/18 (144A)             2,548,057
                                                                                                 ---------
                                                                                            $    4,252,800
----------------------------------------------------------------------------------------------------------
                                             Media -- 0.5%
   5,000,000                    BBB+/Baa2    Comcast Cable Corp., 6.75%,
                                             1/30/11                                        $    5,179,885
                                                                                            --------------
                                             Total Media                                    $    9,432,685
----------------------------------------------------------------------------------------------------------
                                             RETAILING -- 0.3%
                                             Department Stores -- 0.0%
      25,000                     A-/Baa1     Nordstrom, Inc., 5.625%, 1/15/09               $       25,241
----------------------------------------------------------------------------------------------------------
                                             Specialty Stores -- 0.3%
   3,545,000                      B-/B3      Sally Holdings, 9.25%, 11/15/14
                                             (144A) (c)                                     $    3,403,200
                                                                                            --------------
                                             Total Retailing                                $    3,428,441
----------------------------------------------------------------------------------------------------------
                                             FOOD, BEVERAGE & TOBACCO -- 0.9%
                                             Agricultural Products -- 0.3%
   3,500,000                      A/A2       Cargill, Inc., 5.2%, 1/22/13 (144A)            $    3,466,407
----------------------------------------------------------------------------------------------------------
                                             Brewers -- 0.0%
      55,000                    BBB+/Baa1    Miller Brewing Co., 5.5%,
                                             8/15/13 (144A)                                 $       56,209
----------------------------------------------------------------------------------------------------------
                                             Distillers & Vintners -- 0.4%
   4,265,000                     BB-/Ba3     Constellation Brands, Inc.,
                                             8.375%, 12/15/14                               $    4,318,313
----------------------------------------------------------------------------------------------------------
                                             Soft Drinks -- 0.0%
      55,000                      A/A2       Bottling Group LLC, 5.0%, 11/15/13             $       55,128
----------------------------------------------------------------------------------------------------------
                                             Tobacco -- 0.2%
   1,535,000                      A/A3       UST, Inc., 5.75%, 3/1/18                       $    1,525,884
                                                                                            --------------
                                             Total Food, Beverage & Tobacco                 $    9,421,941
----------------------------------------------------------------------------------------------------------
                                             HEALTH CARE EQUIPMENT & SERVICES -- 0.4%
                                             Health Care Facilities -- 0.1%
   1,040,000                     BB-/B2      HCA, Inc., 9.625%, 11/15/16                    $    1,071,200
----------------------------------------------------------------------------------------------------------
                                             Managed Health Care -- 0.3%
   3,275,000                     A-/Baa1     United Health Group, 4.875%, 2/15/13           $    3,169,021
                                                                                            --------------
                                             Total Health Care Equipment & Services         $    4,240,221
----------------------------------------------------------------------------------------------------------
                                             PHARMACEUTICALS & BIOTECHNOLOGY -- 1.0%
                                             Biotechnology -- 0.5%
   5,570,000                    BBB/Baa3     Biogen IDEC, 6.0%, 3/1/13                      $    5,527,183
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


24    Pioneer Bond Fund | Annual Report | 6/30/08

-----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                              Value
-----------------------------------------------------------------------------------------------------
                                             Pharmaceuticals -- 0.5%
$  4,745,000                     B+/Ba3      Valeant Pharmaceuticals,
                                             7.0%, 12/15/11                            $    4,911,075
                                                                                       --------------
                                             Total Pharmaceuticals & Biotechnology     $   10,438,258
-----------------------------------------------------------------------------------------------------
                                             BANKS -- 3.2%
                                             Diversified Banks -- 1.5%
   1,460,000                      A/Aa3      Korea Development Bank, 5.3%, 1/17/13     $    1,449,181
   1,100,000                     AA-/Aa3     Nationsbank Corp., 7.75%, 8/15/15              1,184,140
     200,000                    BB+/Baa2     TNK-BP Finance SA, 6.625%, 3/20/17               177,000
   1,000,000                    BB+/Baa2     TNK-BP Finance SA, 6.625%, 3/20/17
                                             (144A)                                           885,000
   2,080,000                    BB+/Baa2     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)        1,968,096
   1,000,000                    BB+/Baa2     TNK-BP Finance SA, 7.875%, 3/13/18
                                             (144A)                                           962,500
   3,520,000                     AA-/Aa2     Wachovia Bank NA, 6.0%, 11/15/17               3,286,768
   3,520,000                     AA-/Aa3     Wachovia Corp., 5.75%, 6/15/17                 3,246,232
   3,235,000                     AA+/Aa1     Wells Fargo Co. 4.375%, 1/31/13                3,132,473
                                                                                       --------------
                                                                                       $   16,291,390
-----------------------------------------------------------------------------------------------------
                                             Regional Banks -- 1.1%
   3,515,000                     AA-/Aa2     Barclays Plc, 6.05% 12/4/17               $    3,445,385
   4,500,000                     A+/Aa3      Branch Banking & Trust Co., 4.875%,
                                             1/15/13                                        4,343,648
   1,190,000                      A/NR       Cobank, ACB, 7.875%, 4/16/18 (144A)            1,181,662
     930,000                      A-/A2      Keycorp, 6.5%, 5/14/13                           830,359
   1,435,000                      A+/A1      PNC Bank NA, 6.0%, 12/7/17                     1,358,408
                                                                                       --------------
                                                                                       $   11,159,462
-----------------------------------------------------------------------------------------------------
                                             Thrifts & Mortgage Finance -- 0.6%
   2,755,000                    BBB/Baa1     Sovereign Bancorp, 8.75%, 5/30/18         $    2,627,512
   3,575,000          2.96      BBB+/Baa2    Washington Mutual Bank, Floating Rate
                                             Note, 5/1/09                                   3,289,143
                                                                                       --------------
                                                                                       $    5,916,655
                                                                                       --------------
                                             Total Banks                               $   33,367,507
-----------------------------------------------------------------------------------------------------
                                             DIVERSIFIED FINANCIALS -- 5.3%
                                             Asset Management & Custody Banks -- 1.5%
   2,000,000                     A+/Aa3      Bank of New York, 4.95%, 3/15/15          $    1,916,904
   3,945,000                      A-/A3      Eaton Vance Corp., 6.5%, 10/2/17               3,979,779
   2,000,000                     A+/Aa3      Mellon Financial Co., 6.4%, 5/14/11            2,070,374
   2,505,000                     A+/Aa3      Mellon Funding Corp., 5.5%, 11/15/18           2,316,188
   5,000,000                      A+/A1      State Street Corp., 7.65%, 6/15/10             5,248,885
                                                                                       --------------
                                                                                       $   15,532,130
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    25

------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                               Value
------------------------------------------------------------------------------------------------------
                                             Consumer Finance -- 0.6%
$  1,870,000                     A+/Aa3      American Express Bank FSB,
                                             5.5%, 4/16/13                              $    1,828,447
   2,630,000                      B/B1       Ford Motor Credit Co., 5.7%, 1/15/10            2,243,837
   3,155,000          4.00      BBB-/Baa2    SLM Corp., Floating Rate Note, 7/25/14          2,541,447
                                                                                        --------------
                                                                                        $    6,613,731
------------------------------------------------------------------------------------------------------
                                             Investment Banking & Brokerage -- 0.8%
   3,325,000                      A/A1       Merrill Lynch & Co., 5.45%, 2/5/13         $    3,136,147
   5,765,000                     A+/Aa3      Morgan Stanley Dean Witter,
                                             6.625%, 4/1/18                                  5,462,482
                                                                                        --------------
                                                                                        $    8,598,629
------------------------------------------------------------------------------------------------------
                                             Diversified Financial Services -- 0.6%
   2,575,000                     AA-/Aa2     JP Morgan Chase & Co., 6.0%, 1/15/18       $    2,508,416
   4,125,000                      A-/A2      WEA Finance LLC, 7.125%, 4/15/18                4,228,529
                                                                                        --------------
                                                                                        $    6,736,945
------------------------------------------------------------------------------------------------------
                                             Specialized Finance -- 1.8%
   5,280,000                     A-/Baa1     CIT Group Inc., 7.625%, 11/30/12           $    4,388,620
   5,904,965                     NR/Baa3     Coso Geothermal Power, 7.0%, 7/15/26
                                             (144A)                                          5,742,578
   5,660,000                    BBB+/Baa1    GATX Financial Corp., 6.0%, 2/15/18             5,499,743
   3,000,000                      A+/A1      National Rural Utilities Corp., 5.45%,
                                             2/1/18 (c)                                      2,917,506
                                                                                        --------------
                                                                                        $   18,548,447
                                                                                        --------------
                                             Total Diversified Financials               $   56,029,882
------------------------------------------------------------------------------------------------------
                                             INSURANCE -- 3.9%
                                             Life & Health Insurance -- 0.8%
   1,000,000                      A/A2       Metlife, 6.125%, 12/1/11                   $    1,041,227
   5,555,000                      B+/B2      Presidential Life Corp., 7.875%, 2/15/09        5,541,113
   2,385,000                      A+/A3      Prudential Financial, 5.15%, 1/15/13            2,324,593
                                                                                        --------------
                                                                                        $    8,906,933
------------------------------------------------------------------------------------------------------
                                             Multi-Line Insurance -- 1.7%
   4,435,000                      A+/A1      American General Finance, 6.9%,
                                             12/15/17                                   $    3,865,391
   5,000,000                    BBB-/Baa3    Hanover Insurance Group, 7.625%,
                                             10/15/25                                        4,330,375
   2,500,000                      A+/A1      International Lease, 6.375%, 3/25/13            2,281,918
   4,620,000                    BB+/Baa3     Liberty Mutual Group, 7.0%, 3/15/37
                                             (144A)                                          3,891,712
     650,000         10.75      BB+/Baa3     Liberty Mutual Group, Floating Rate Note,
                                             6/15/58 (144A)                                    622,375
   2,650,000                      A/A3       Loew Corp., 5.25%, 3/15/16                      2,563,478
                                                                                        --------------
                                                                                        $   17,555,249
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26    Pioneer Bond Fund | Annual Report | 6/30/08

---------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                  Value
---------------------------------------------------------------------------------------------------------
                                             Property & Casualty Insurance -- 0.9%
$  3,742,000          6.15      BBB+/Baa1    Ambac Financial Group, Inc., Floating Rate
                                             Note, 2/15/37 (c)                             $      600,651
   1,000,000                      A/A2       Chubb Corp., 6.0%, 11/15/11                        1,013,862
   4,135,000                      BB/NR      Kingsway America, Inc., 7.5%, 2/1/14               3,618,125
                                             Property & Casualty Insurance -- (continued)
   2,380,000         14.00       A/Baa1      MBIA, Inc., Floating Rate Note, 1/15/33
                                              (144A)                                       $      987,700
   3,035,000                    BBB/Baa2     Ohio Casualty Corp., 7.3%, 6/15/14                 3,048,160
                                                                                           --------------
                                                                                           $    9,268,498
---------------------------------------------------------------------------------------------------------
                                             Reinsurance -- 0.5%
   6,220,000                     BBB/NA      Platinum Underwriters HD, 7.5%, 6/1/17        $    5,843,404
                                                                                           --------------
                                             Total Insurance                               $   41,574,084
---------------------------------------------------------------------------------------------------------
                                             REAL ESTATE -- 1.7%
                                             Real Estate Management & Development -- 0.7%
   8,180,000                     BB-/Ba3     Forest City Enterprises, 7.625%, 6/1/15       $    7,607,400
---------------------------------------------------------------------------------------------------------
                                             Real Estate Investment Trust -- 1.0%
   1,100,000                    BBB-/Baa3    Colonial Reality LP, 6.15%, 4/15/13           $    1,018,237
   4,125,000                    BBB-/Baa2    Health Care REIT, Inc., 6.2%, 6/1/16               3,775,089
     860,000                    BBB-/Baa2    Health Care, Inc., 6.0%, 11/15/13                    821,928
     935,000                    BBB-/Baa2    Health Care, Inc., 8.0%, 9/12/12                     942,062
   3,470,000                     AAA/Aaa     Trustreet Properties, Inc., 7.5%, 4/1/15           3,699,763
     565,000                    BBB-/Ba1     Ventas Realty Capital Corp., 7.125%,
                                             6/1/15 (144A)                                        551,581
                                                                                           --------------
                                                                                           $   10,808,660
                                                                                           --------------
                                             Total Real Estate                             $   18,416,060
---------------------------------------------------------------------------------------------------------
                                             SOFTWARE & SERVICES -- 0.5%
                                             Data Processing & Outsourced Services -- 0.5%
   5,520,000                      B/B3       First Data Corp., 9.875%, 9/24/15
                                              (144A)                                       $    4,802,400
                                                                                           --------------
                                             Total Software & Services                     $    4,802,400
---------------------------------------------------------------------------------------------------------
                                             TECHNOLOGY HARDWARE & EQUIPMENT -- 0.8%
                                             Electronic Equipment & Instruments -- 0.5%
   5,070,000                    BBB-/Ba1     Agilent Technologies, Inc., 6.5%, 11/1/17     $    4,938,342
---------------------------------------------------------------------------------------------------------
                                             Electronic Manufacturing Services -- 0.2%
   2,170,000                     BB-/Ba2     Flextronics International, Ltd., 6.5%,
                                             5/15/13                                       $    2,072,350
---------------------------------------------------------------------------------------------------------
                                             Technology Distributors -- 0.1%
   1,750,000                     BB+/Ba1     Anixter International Corp., 5.95%,
                                             3/1/15                                        $    1,540,000
                                                                                           --------------
                                             Total Technology Hardware & Equipment         $    8,550,692
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    27

----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                             Value
----------------------------------------------------------------------------------------------------
                                             SEMICONDUCTORS -- 0.3%
                                             Semiconductor Equipment -- 0.3%
$  3,140,000                    BBB/Baa1     Klac Instruments Corp., 6.9%, 5/1/18     $    3,078,349
                                                                                      --------------
                                             Total Semiconductors                     $    3,078,349
----------------------------------------------------------------------------------------------------
                                             TELECOMMUNICATION SERVICES -- 0.8%
                                             Integrated Telecommunication Services -- 0.8%
   4,975,000                      A/A2       AT&T, Inc., 5.5%, 2/1/18                 $    4,820,815
   4,250,000                     BB-/B3      Intelsat Sub Holdings, 8.5%, 1/15/13
                                             (144A)                                        4,143,750
                                                                                      --------------
                                                                                      $    8,964,565
                                                                                      --------------
                                             Total Telecommunication Services         $    8,964,565
----------------------------------------------------------------------------------------------------
                                             UTILITIES -- 3.0%
                                             Electric Utilities -- 1.3%
     980,000                    BBB/Baa2     Commonwealth Edison, 6.15%,
                                             9/15/17                                  $      977,307
   2,270,000                    BBB+/Baa3    Entergy Gulf States, 5.7%, 6/1/15             2,196,139
   2,675,000                     BB-/Ba3     Intergen NV, 9.0%, 6/30/17                    2,768,625
   1,925,000                    BBB+/Baa2    Israel Electric Corp., 7.25%, 1/15/19
                                             (144A)                                        1,964,967
   2,105,000                    BBB-/Baa3    Kiowa Power Partners LLC, 5.737%,
                                             3/30/21 (144A)                                1,996,235
   3,550,000                    BBB+/Baa2    West Penn Power Co., 5.95%,
                                             12/15/17                                      3,555,449
                                                                                      --------------
                                                                                      $   13,458,722
----------------------------------------------------------------------------------------------------
                                             Gas Utilities -- 0.5%
   4,385,000                      A-/A3      Questar Pipeline Co., 5.83%, 2/1/18      $    4,384,390
   1,895,000                     BB/Ba1      Southern Union Co., 7.2%, 11/1/66             1,529,134
                                                                                      --------------
                                                                                      $    5,913,524
----------------------------------------------------------------------------------------------------
                                             Independent Power Producer & Energy Traders -- 0.4%
   3,750,000                     CCC/B3      TXU Energy Co. 10.25%, 11/1/15           $    3,675,000
----------------------------------------------------------------------------------------------------
                                             Multi-Utilities -- 0.8%
   1,365,000                     BB/Ba2      NSG Holdings LLC, 7.75%, 12/15/25
                                             (144A)                                   $    1,344,525
   5,055,000                    BBB+/Baa1    NY State Gas and Electric, 6.15%,
                                             12/15/17 (144A)                               5,009,187
   1,800,000                    BB+/Baa3     Public Service of New Mexico, 7.95%,
                                             5/15/18                                       1,851,977
                                                                                      --------------
                                                                                      $    8,205,689
                                                                                      --------------
                                             Total Utilities                          $   31,252,935
----------------------------------------------------------------------------------------------------
                                             TOTAL CORPORATE BONDS
                                             (Cost $331,752,393)                      $  317,116,095
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


28    Pioneer Bond Fund | Annual Report | 6/30/08

----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                            Value
----------------------------------------------------------------------------------------------------
                                             U.S. GOVERNMENT AND AGENCY
                                             OBLIGATIONS -- 48.8%
                                             Government -- 48.8%
$    140,000                      AAA/Aaa    Fannie Mae, 5.24%, 8/7/18               $      142,605
      65,000                      AAA/Aaa    Federal Home Loan Mortgage Corp,
                                             3.875%, 6/14/13                                 64,205
  32,917,766                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             4.5%, 11/1/18 - 11/1/35                     31,392,917
  10,255,077                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             5.0%, 10/1/20 - 6/1/35                      10,076,830
   9,606,710                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             5.5%, 12/1/18 - 11/1/35                      9,537,451
  18,221,286                       NR/NR     Federal Home Loan Mortgage Corp.,
                                             6.0%, 5/1/17 - 6/1/35                       18,488,772
   1,843,455                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             6.5%, 1/1/29 - 11/1/33                       1,913,759
      24,530                       NR/NR     Federal Home Loan Mortgage Corp.,
                                             7.0%, 11/1/30 - 12/1/30                         25,928
       6,891                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             8.0%, 8/1/31                                     7,166
       2,068                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             8.048%, 10/1/33                                  2,108
     699,930                      AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                             8.5%, 2/1/15                                   692,172
   6,208,499                       NR/NR     Federal National Mortgage Association,
                                             4.0%, 7/1/18 - 3/1/36                        5,803,927
  44,260,720                      AAA/Aaa    Federal National Mortgage Association,
                                             4.5%, 4/1/19 - 7/1/38                       41,763,799
     160,571                      AAA/Aaa    Federal National Mortgage Association,
                                             4.78%, 12/1/12                                 159,823
  37,631,755                      AAA/Aaa    Federal National Mortgage Association,
                                             5.0%, 12/1/17 - 6/1/36                      36,956,088
 103,299,886                      AAA/Aaa    Federal National Mortgage Association,
                                             5.5%, 9/1/17 - 11/1/37                     102,380,273
  19,825,215                       NR/NR     Federal National Mortgage Association,
                                             6.0%, 6/1/16 - 10/1/35                      20,099,771
   2,557,965                       NR/NR     Federal National Mortgage Association,
                                             6.5%, 7/1/29 - 7/1/34                        2,655,448
   2,848,144                       NR/NR     Federal National Mortgage Association,
                                             7.0%, 3/1/12 - 1/1/32                        2,972,711
       9,719                       NR/NR     Federal National Mortgage Association,
                                             7.5%, 8/1/20 - 4/1/30                           10,483
      52,085                      AAA/Aaa    Federal National Mortgage Association,
                                             8.0%, 4/1/20 - 5/1/31                           56,558
      14,298                       NR/NR     Federal National Mortgage Association,
                                             10.3%, 4/25/19                                  15,932

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    29

----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                            Value
----------------------------------------------------------------------------------------------------
                                             Government -- (continued)
$ 14,746,824                      AAA/Aaa    Government National Mortgage
                                             Association, 4.5%,
                                             10/15/33 - 10/15/35                     $   13,768,343
   4,000,000                      AAA/Aaa    Government National Mortgage
                                             Association, 4.5%, 30 YR TBA, 7/08           3,726,248
   4,527,906                      AAA/Aaa    Government National Mortgage
                                             Association, 5.0%, 10/15/18 - 6/15/35        4,434,951
  76,450,000                      AAA/Aaa    Government National Mortgage
                                             Association, 5.0%, 30 YR TBA, 7/08          74,060,938
  44,068,957                      AAA/Aaa    Government National Mortgage
                                             Association, 5.5%,
                                             11/15/18 - 11/15/37                         44,041,406
  30,743,004                      AAA/Aaa    Government National Mortgage
                                             Association, 6.0%,
                                             12/15/08 - 10/15/36                         31,301,910
  12,853,319                      AAA/Aaa    Government National Mortgage
                                             Association, 6.5%, 8/15/11 - 6/15/35        13,337,237
   1,684,522                       NR/NR     Government National Mortgage
                                             Association, 7.0%, 9/15/11 - 5/15/32         1,792,515
     184,838                       NR/NR     Government National Mortgage
                                             Association, 7.5%, 8/15/11 - 12/15/31          197,901
      12,211                       NR/NR     Government National Mortgage
                                             Association, 7.75%,
                                             11/15/29 - 2/15/30                              13,260
      18,748                      AAA/Aaa    Government National Mortgage
                                             Association, 8.0%, 5/15/10                      19,581
     367,573                       NR/NR     Government National Mortgage
                                             Association, I, 6.0%, 2/15/29                  375,068
      38,597                       NR/NR     Government National Mortgage
                                             Association, I, 7.0%, 12/15/30                  41,118
      59,379                       NR/NR     Government National Mortgage
                                             Association, I, 7.0%, 3/15/31                   63,210
      18,500                       NR/NR     Government National Mortgage
                                             Association, I, 7.5%, 10/15/29                  19,909
   2,507,376                      AAA/Aaa    Government National Mortgage
                                             Association II, 4.5%,
                                             12/20/34 - 1/20/35                           2,330,531
   2,388,117                      AAA/Aaa    Government National Mortgage
                                             Association II, 5.5%,
                                             10/20/19 - 11/20/34                          2,395,918
     123,527                       NR/NR     Government National Mortgage
                                             Association, II, 6.5%,
                                             2/20/29 - 4/20/29                              128,081
     519,448                       NR/NR     Government National Mortgage
                                             Association II, 7.0%,
                                             11/20/28 - 12/20/30                            552,634

The accompanying notes are an integral part of these financial statements.


30    Pioneer Bond Fund | Annual Report | 6/30/08

------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                               Value
------------------------------------------------------------------------------------------------------
                                             Government -- (continued)
$  1,420,000                     AAA/Aaa     U.S. Treasury Bonds, 3.875%,
                                             5/15/18 (c)                                $    1,408,130
   1,500,000                     AAA/Aaa     U.S. Treasury Bonds, 4.25%, 11/15/13            1,565,391
   7,500,000                     AAA/Aaa     U.S. Treasury Bonds, 6.25%, 8/15/23 (c)         8,923,245
     850,000                     AAA/Aaa     U.S. Treasury Bonds, 7.25%, 5/15/16             1,044,371
   1,750,000                     AAA/Aaa     U.S. Treasury Notes, 3.625%,
                                             5/15/13 (c)                                     1,775,566
     625,000                     AAA/Aaa     U.S. Treasury Notes, 4.0%, 2/15/15                642,432
   3,952,000                     AAA/Aaa     U.S. Treasury Notes, 4.375%,
                                             2/15/38 (c)                                     3,851,967
     840,000                     AAA/Aaa     U.S. Treasury Notes, 5.5%, 8/15/28 (c)            937,453
     450,000                     AAA/Aaa     U.S. Treasury Notes, 7.875%, 2/15/21              599,976
   3,487,170                     AAA/Aaa     U.S. Treasury Inflation Notes, 2.0%,
                                             1/15/14                                         3,702,123
  15,452,000                     AAA/Aaa     U.S. Treasury Inflation Notes, 0.0%,
                                             11/15/13 (c)                                   12,797,183
     500,000                     AAA/Aaa     U.S. Treasury Inflation Notes, 0.0%,
                                             5/15/13                                           423,042
                                                                                        --------------
                                                                                        $  515,490,364
------------------------------------------------------------------------------------------------------
                                             TOTAL U.S. GOVERNMENT AND AGENCY
                                             OBLIGATIONS
                                             (Cost $512,145,046)                        $  515,490,364
------------------------------------------------------------------------------------------------------
                                             MUNICIPAL BONDS -- 0.9%
                                             GOVERNMENT -- 0.9%
                                             Municipal Higher Education -- 0.9%
   4,380,000                     AAA/Aaa     California State University Revenue 5.0%,
                                             11/1/39                                    $    4,430,633
   4,600,000                     AAA/Aaa     Connecticut State Health & Educational,
                                             5.0%, 7/1/42                                    4,648,346
                                                                                        --------------
                                                                                        $    9,078,979
------------------------------------------------------------------------------------------------------
                                             Municipal Tobacco -- 0.0%
     315,000                     AAA/NR      Tobacco Settlement Authority Iowa,
                                             6.79%, 6/1/10                              $      324,793
------------------------------------------------------------------------------------------------------
                                             TOTAL MUNICIPAL BONDS
                                             (Cost $9,133,679)                          $    9,403,772
------------------------------------------------------------------------------------------------------
                                             SENIOR SECURED FLOATING RATE
                                             LOAN INTERESTS -- 5.8%*
                                             ENERGY -- 0.2%
                                             Oil & Gas Exploration & Production -- 0.2%
   2,043,745                      NA/NA      Concho Resources, Inc., Term Loan,
                                             6.73%, 3/27/12                             $    2,043,745
                                                                                        --------------
                                             Total Energy                               $    2,043,745
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    31

-------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                Value
-------------------------------------------------------------------------------------------------------
                                             MATERIALS -- 0.2%
                                             Forest Products -- 0.2%
$  2,387,909                      B+/B2      Graham Packaging Co., New Term Loan,
                                             4.96%, 10/7/11                              $    2,298,363
                                                                                         --------------
                                             Total Materials                             $    2,298,363
-------------------------------------------------------------------------------------------------------
                                             CAPITAL GOODS -- 0.3%
                                             Aerospace & Defense -- 0.3%
   3,418,822                     BB-/Ba3     Aeroflex, Inc., Tranche B-1 Term, 5.94%,
                                             8/15/14                                     $    3,239,334
                                                                                         --------------
                                             Total Capital Goods                         $    3,239,334
-------------------------------------------------------------------------------------------------------
                                             COMMERCIAL SERVICES & SUPPLIES -- 0.5%
                                             Environmental & Facilities Services -- 0.5%
   2,984,925                     BB-/B2      Synagro Technologies, Inc., Term Loan,
                                             4.69%, 4/2/14                               $    2,593,153
   2,534,519                     BB-/Ba3     Waste Services, Inc., Tranche E Term,
                                             5.15%, 3/31/11                                   2,528,183
                                                                                         --------------
                                                                                         $    5,121,336
                                                                                         --------------
                                             Total Commercial Services & Supplies        $    5,121,336
-------------------------------------------------------------------------------------------------------
                                             TRANSPORTATION -- 0.1%
                                             Air Freight & Couriers -- 0.1%
     402,514                      B/Ba2      TNT Logistics, Additional Pre-funded Loan,
                                             2.6%, 11/4/13                               $      380,376
   1,217,378                      NR/B+      TNT Logistics, U.S. Term Loan, 5.38%,
                                             11/4/13                                          1,150,422
                                                                                         --------------
                                                                                         $    1,530,798
                                                                                         --------------
                                             Total Transportation                        $    1,530,798
-------------------------------------------------------------------------------------------------------
                                             AUTOMOBILES & COMPONENTS -- 0.4%
                                             Auto Parts & Equipment -- 0.1%
     912,849                     BB-/Ba3     Accuride Corp., Term Advance, 6.02%,
                                             1/31/12                                     $      877,856
-------------------------------------------------------------------------------------------------------
                                             Tires & Rubber -- 0.3%
   3,440,000                     BB/Ba1      Goodyear Tire & Rubber Co., Second Lien
                                             Loan, 4.54%, 4/30/14                        $    3,128,250
                                                                                         --------------
                                             Total Automobiles & Components              $    4,006,106
-------------------------------------------------------------------------------------------------------
                                             CONSUMER DURABLES & APPAREL -- 0.1%
                                             Housewares & Specialties -- 0.1%
   1,311,751                     BB-/Ba3     Jarden Corp., Term Loan B3, 5.3%,
                                             1/24/12                                     $    1,283,174
                                                                                         --------------
                                             Total Consumer Durables & Apparel           $    1,283,174
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


32    Pioneer Bond Fund | Annual Report | 6/30/08

--------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                 Value
--------------------------------------------------------------------------------------------------------
                                             CONSUMER SERVICES -- 0.3%
                                             Casinos & Gaming -- 0.3%
$  1,548,060                      NA/NA      Fontainebleu Las Vegas, Initial Term Loan,
                                             5.92%, 5/17/14                               $    1,330,041
   1,102,684                     BB-/NR      Gateway Casinos & Entertainment, Term
                                             Advance, 5.19%, 7/16/14                             975,186
     221,645                     NR/Ba3      Gateway Casinos & Entertainment, Delaed
                                             Draw, 5.19%, 7/16/14                                196,017
      76,105                      NR/NR      Seminole Tribe of Florida, Term B-1 Delay,
                                             4.25%, 3/5/14                                        73,870
     273,974                      NR/NR      Seminole Tribe of Florida, Term B-2 Delay,
                                             4.19%, 2/20/14                                      265,926
     260,526                      NR/NR      Seminole Tribe of Florida, Term B-3 Delay,
                                             4.25%, 3/5/14                                       252,873
                                                                                          --------------
                                                                                          $    3,093,913
                                                                                          --------------
                                             Total Consumer Services                      $    3,093,913
--------------------------------------------------------------------------------------------------------
                                             MEDIA -- 0.3%
                                             Broadcasting & Cable TV -- 0.3%
     975,372                      B/B3       Knology, Inc., Term Loan, 4.93%, 4/30/12     $      926,603
   3,300,000                     B+/Baa2     Univision Communication, Inc., Initial Term
                                             Loan, 5.12%, 9/29/14                              2,724,563
                                                                                          --------------
                                                                                          $    3,651,166
                                                                                          --------------
                                             Total Media                                  $    3,651,166
--------------------------------------------------------------------------------------------------------
                                             FOOD, BEVERAGE & TOBACCO -- 0.3%
                                             Packaged Foods & Meats -- 0.3%
   2,985,000                      b-/b3      Graphic Packaging International,
                                             Incremental Term, 5.48%, 5/16/14             $    2,888,734
                                                                                          --------------
                                             Total Food, Beverage & Tobacco               $    2,888,734
--------------------------------------------------------------------------------------------------------
                                             HEALTH CARE EQUIPMENT & SERVICES -- 1.1%
                                             Health Care Facilities -- 0.7%
   1,709,567                     BB-/Ba3     CHS/Community Health Systems, Inc.,
                                             Funded Term, 4.86%, 7/13/14                  $    1,613,815
   2,856,500                     BB+/Ba2     HCA, Inc., Tranche B Term, 5.05%,
                                             11/7/13                                           2,686,762
   1,148,531                     B+/Ba3      Psychiatric Solutions, Inc., Term Loan,
                                             4.3%, 7/1/12                                      1,111,204
     164,054                     B+/Ba2      Sun Health Care Group, Inc., Delayed
                                             Draw, 4.85%, 1/15/08                                153,391
     265,517                     B+/Ba2      Sun Health Care Group, Inc., Synthetic LC,
                                             2.6%, 4/12/14                                       248,259
   1,169,821                     B+/Ba2      Sun Health Care Group, Inc., Term Loan,
                                             4.79%, 4/12/14                                    1,093,783
                                                                                          --------------
                                                                                          $    6,907,214
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    33

------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                               Value
------------------------------------------------------------------------------------------------------
                                             Health Care Supplies -- 0.4%
$    360,000                     BB-/B1      Bausch & Lomb, Delayed Draw, 4.13%,
                                             4/24/15                                    $      141,435
   1,435,200                     BB-/B1      Bausch & Lomb, Term Loan, 6.05%,
                                             4/24/15                                         1,409,636
   2,845,592                     BB-/BA3     Cardinal Health (PTS Acquisition), Dollar
                                             Term Loan, 5.05%, 4/10/14                       2,545,026
                                                                                        --------------
                                                                                        $    4,096,097
                                                                                        --------------
                                             Total Health Care Equipment & Services     $   11,003,311
------------------------------------------------------------------------------------------------------
                                             PHARMACEUTICALS & BIOTECHNOLOGY -- 0.4%
                                             Pharmaceuticals -- 0.4%
   4,190,808                      BB/NR      Talecris Biotherapeutics Holdings, First
                                             Term Lien, 6.18%, 12/6/13                  $    3,866,021
                                                                                        --------------
                                             Total Pharmaceuticals & Biotechnology      $    3,866,021
------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED FINANCIALS -- 0.5%
                                             Diversified Financial Services -- 0.5%
   5,586,000                     BB-/Ba3     Metavante Corp., Term Loan, 4.62%,
                                             11/1/14                                    $    5,362,560
                                                                                        --------------
                                             Total Diversified Financials               $    5,362,560
------------------------------------------------------------------------------------------------------
                                             SOFTWARE & SERVICES -- 0.1%
                                             Systems Software -- 0.1%
   1,042,000                     B+/Ba2      Macrovision Solutions Corp., Term Loan,
                                             7.25%, 5/2/13                              $    1,043,303
                                                                                        --------------
                                             Total Software & Services                  $    1,043,303
------------------------------------------------------------------------------------------------------
                                             TECHNOLOGY HARDWARE & EQUIPMENT -- 0.2%
                                             Computer Storage & Peripherals -- 0.2%
   2,437,626                     BB/Ba3      Sungard Data Systems, Inc., New U.S.
                                             Term, 4.51%, 2/12/14                       $    2,313,917
                                                                                        --------------
                                             Total Technology Hardware & Equipment      $    2,313,917
------------------------------------------------------------------------------------------------------
                                             SEMICONDUCTORS -- 0.1%
                                             Semiconductor Equipment -- 0.1%
     332,310                     BB-/Ba1     Flextronics Semiconductor, A-1-A Delayed
                                             Draw, 4.96%, 10/1/14                       $      304,341
   1,156,440                     BB-/Ba1     Flextronics Semiconductor, A Closing Date
                                             Loan, 4.95%, 10/1/14                            1,059,106
                                                                                        --------------
                                                                                        $    1,363,447
                                                                                        --------------
                                             Total Semiconductors                       $    1,363,447
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


34    Pioneer Bond Fund | Annual Report | 6/30/08

------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                               Value
------------------------------------------------------------------------------------------------------
                                             TELECOMMUNICATION SERVICES -- 0.3%
                                             Integrated Telecommunication Services -- 0.3%
$    241,851                     BB-/Ba2     Telesat Canda, U.S. Term II Loan, 4.45%,
                                             10/24/14                                   $      158,669
   2,818,155                     BB-/Ba2     Telesat Canda, U.S. Term I Loan, 5.84%,
                                             10/24/14                                        2,720,180
                                                                                        --------------
                                                                                        $    2,878,849
                                                                                        --------------
                                             Total Telecommunication Services           $    2,878,849
------------------------------------------------------------------------------------------------------
                                             UTILITIES -- 0.4%
                                             Independent Power Producer & Energy Traders -- 0.4%
   2,945,287                      B+/B2      Calpine Corp., First Priority Term Loan,
                                             5.69%, 3/29/09                             $    2,821,745
   1,990,000                    BBB-/Ba1     Texas Competitive Electric Holdings,
                                             Initial Tranche B-2, 6.23%, 10/10/14            1,846,138
                                                                                        --------------
                                                                                        $    4,667,883
                                                                                        --------------
                                             Total Utilities                            $    4,667,883
------------------------------------------------------------------------------------------------------
                                             TOTAL SENIOR SECURED FLOATING RATE
                                             LOAN INTERESTS
                                             (Cost $61,981,238)                         $   61,655,960
------------------------------------------------------------------------------------------------------
                                             TEMPORARY CASH INVESTMENTS -- 7.3%
                                             Repurchase Agreements -- 3.4%
   7,125,000                     NR/Aaa      Bank of America, 2.2%, dated 6/30/08,
                                             repurchase price of $7,125,000 plus
                                             accrued interest on 7/1/08 collateralized
                                             by $19,245,579 Federal National
                                             Mortgage Association, 5.5%, 6/1/33         $    7,125,000
   7,125,000                     NR/Aaa      Barclays Plc, 2.27%, dated 6/30/08,
                                             repurchase price of $7,125,000 plus
                                             accrued interest on 7/2/08 collateralized
                                             by the following:
                                               $4,331,567 Federal Home Loan
                                                 Mortgage Corp., 4.171 - 6.27%,
                                                 12/1/34 - 10/1/37
                                               $4,450,951 Federal National Mortgage
                                                 Association, 4.024 - 6.082%,
                                                 8/1/36 - 2/1/48                             7,125,000

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    35

-------------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                                Value
-------------------------------------------------------------------------------------------------------
                                             Repurchase Agreements -- (continued)
$  7,125,000                     NR/Aaa      Deutsche Bank, 2.3%, dated 6/30/08,
                                             repurchase price of $7,125,000 plus
                                             accrued interest on 7/1/08 collateralized
                                             by the following:
                                               $5,472,575 Freddie Mac Giant,
                                                 4.5 - 7.0%, 10/1/34 - 5/1/38
                                               $2,938,873 U.S Treasury Strip, 0.0%,
                                                 8/15/22
                                               $1,331,267 Federal Home Loan
                                                 Mortgage Corp., 4.703 - 4.704%,
                                                 12/1/35 - 3/1/35
                                               $1,755,640 Federal National Mortgage
                                                 Association (ARM), 4.708 - 5.887%,
                                                 12/1/13 - 3/1/37                        $    7,125,000
   7,125,000                     NR/Aaa      JP Morgan, 2.26%, dated 6/30/08,
                                             repurchase price of $7,125,000 plus
                                             accrued interest on 7/1/08 collateralized
                                             by $7,922,753 Federal National Mortgage
                                             Association, 4.5 - 6.5%, 3/1/23 - 5/1/38         7,125,000
   7,125,000                     NR/Aaa      Merrill Lynch, 2.5%, dated 6/30/08,
                                             repurchase price of $7,125,000 plus
                                             accrued interest on 7/1/08 collateralized
                                             by $8,894,727 Federal Home Loan
                                             Mortgage Corp., 5.065 - 6.025%,
                                             9/1/36 - 4/1/38                                  7,125,000
                                                                                         --------------
                                                                                         $   35,625,000
-------------------------------------------------------------------------------------------------------
                                             Securities Lending Collateral -- 3.9% (d)
                                             Certificates of Deposit:
     858,116                                 American Express, 2.72, 8/8/08              $      858,116
     642,302                                 Bank of America, 2.88%, 8/11/08                    642,302
     642,302                                 Citibank, 2.85%, 7/29/08                           642,302
     231,290                                 Banco Santander NY, 2.80%, 10/7/08                 231,290
     642,948                                 Banco Santander NY, 3.09%, 12/22/08                642,948
     642,086                                 Bank of Nova Scotia, 3.18%, 5/05/09                642,086
     321,151                                 Bank of Scotland NY, 2.73%, 7/11/08                321,151
     321,151                                 Bank of Scotland NY, 2.72%, 8/15/08                321,151
     230,971                                 Bank of Scotland NY, 2.89%, 11/4/08                230,971
     320,939                                 Bank of Scotland NY, 3.03%, 9/26/08                320,939
   1,156,143                                 Barclay's Bank, 3.18% 5/27/09                    1,156,143
     963,464                                 Bank Bovespa NY, 2.705%, 8/8/08                    963,464
     642,302                                 BNP Paribas NY, 2.88%, 7/23/08                     642,302
     385,387                                 Calyon NY, 2.85%, 8/25/08                          385,387
     539,534                                 Calyon NY, 2.64%, 9/29/08                          539,534
     203,718                                 Calyon NY, 2.69%, 01/16/09                         203,718

The accompanying notes are an integral part of these financial statements.


36    Pioneer Bond Fund | Annual Report | 6/30/08

-----------------------------------------------------------------------------------------------------
                Floating      S&P/Moody's
Principal       Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                              Value
-----------------------------------------------------------------------------------------------------
                                             Certificates of Deposit  -- (continued)
$    533,111                                 Commonwealth Bank of Australia NY,
                                             2.63%, 7/11/08                            $      533,111
     539,534                                 Deutsche Bank Financial, 2.72%, 7/30/08          539,534
     256,945                                 Deutsche Bank Financial, 2.72%, 8/4/08           256,945
     526,690                                 Dexia Bank NY, 2.69%, 8/7/08                     526,690
     128,453                                 Dexia Bank NY, 2.65%, 08/12/08                   128,453
     475,933                                 Dexia Bank NY, 3.37%, 09/29/08                   475,933
   1,156,144                                 DNB NOR Bank ASA NY, 2.90%, 6/8/09             1,156,144
      55,174                                 Fortis, 3.11%, 09/30/08                           55,174
   1,176,698                                 Intesa SanPaolo S.p.A., 2.72%, 5/22/09         1,176,698
     560,088                                 Lloyds Bank, 2.61%, 7/11/08                      560,088
     321,151                                 Lloyds Bank, 2.61%, 8/18/08                      321,151
     436,766                                 Natixis, 2.83%, 8/4/08                           436,766
     642,302                                 NORDEA NY, 2.81%, 8/29/08                        642,302
      74,216                                 NORDEA NY, 2.72%, 4/9/09                          74,216
      61,556                                 NORDEA NY, 2.73%, 12/01/08                        61,556
     102,746                                 Rabobank Nederland NY, 2.37%, 8/29/08            102,746
     321,151                                 Royal Bank of Canada NY, 2.57%,
                                             7/15/08                                          321,151
     642,314                                 Royal Bank of Canada NY, 2.6%, 9/5/08            642,314
     385,381                                 Bank of Scotland NY, 2.7%, 8/1/08                385,381
     385,652                                 Bank of Scotland NY, 2.96%, 11/3/08              385,652
     247,930                                 Skandinavian Enskilda Bank NY, 2.70%,
                                             7/17/08                                          247,930
      74,451                                 Skandinavian Enskilda Bank NY, 3.18%,
                                             09/22/08                                          74,451
     128,146                                 Skandinavian Enskilda Bank NY, 3.06%
                                             02/13/09                                         128,146
     256,922                                 Svenska Bank NY, 2.70%, 7/17/08                  256,922
     533,111                                 Svenska Bank NY, 2.55%, 7/11/08                  533,111
     809,301                                 Toronto Dominion Bank NY, 2.77%,
                                             9/5/08                                           809,301
     385,381                                 Toronto Dominion Bank NY, 2.75%,
                                             11/5/08                                          385,381
     128,180                                 Wachovia, 3.62%,10/28/08                         128,180
                                                                                       --------------
                                                                                       $   20,089,232
-----------------------------------------------------------------------------------------------------
                                             Commercial Paper:
     197,415                                 Bank of America, 2.70%, 8/26/08           $      197,415
     256,166                                 Bank of America, 2.60%, 8/11/08                  256,166
     192,547                                 CBA, 2.70%, 7/11/08                              192,547
     512,054                                 CBA, 2.88%, 8/18/08                              512,054
     128,388                                 Deutsche Bank Financial, 2.72%, 7/9/08           128,388
     128,256                                 HSBC, 2.89% 7/21/08                              128,256
     638,143                                 HSBC, 2.88%, 9/29/08                             638,143

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    37

----------------------------------------------------------------------------------------------------------
                  Floating      S&P/Moody's
Principal         Rate (b)      Ratings
Amount            (unaudited)   (unaudited)                                                Value
----------------------------------------------------------------------------------------------------------
                                               Commercial Paper  -- (continued)
$    512,249                                   ING Funding, 2.70%, 8/13/08                  $      512,249
    192,553                                    Natixis, 2.87%, 7/10/08                             192,553
    192,367                                    Natixis, 2.87%, 7/21/08                             192,367
    158,295                                    PARFIN, 3.18%, 8/1/08                               158,295
    254,555                                    Royal Bank of Scotland, 2.66%,
                                               10/21/08                                            254,555
    128,450                                    Societe Generale, 2.98%, 7/2/08                     128,450
    320,398                                    Societe Generale, 2.93%, 7/30/08                    320,398
    256,194                                    Societe Generale, 3.18%, 8/5/08                     256,194
    511,897                                    Societe Generale, 3.18%, 8/22/08                    511,897
    256,165                                    SVSS NY, 3.18%, 8/11/08                             256,165
    122,203                                    Bank Bovespa NY, 2.79%, 3/12/09                     122,203
    577,941                                    General Electric Capital Corp., 2.77%,
                                                 1/5/09                                            577,941
    642,065                                    General Electric Capital Corp., 2.82%,
                                                3/16/09                                            642,065
    237,527                                    IBM, 3.18%, 2/13/09                                 237,527
    642,302                                    IBM, 3.18%, 6/26/09                                 642,302
  1,156,144                                    Met Life Global Funding, 3.16%, 6/12/09           1,156,144
  1,091,914                                    WestPac, 3.18%, 6/1/09                            1,091,914
                                                                                            --------------
                                                                                            $    9,306,189
----------------------------------------------------------------------------------------------------------
                                               Mutual Funds:
    770,763                                    BlackRock Liquidity Money Market Fund,
                                                   3.18%                                    $      770,763
  1,002,377                                    Dreyfus Preferred Money Market Fund,
                                                   3.18%                                         1,002,377
                                                                                            --------------
                                                                                            $    1,773,140
----------------------------------------------------------------------------------------------------------
                                               Tri-party Repurchase Agreements:
  2,732,058                                    Deutsche Bank, 2.5% 7/1/08                   $    2,732,058
  7,707,628                                    Lehman Brothers, 2.65% 7/1/08                     7,707,628
                                                                                            --------------
                                                                                            $   10,439,687
----------------------------------------------------------------------------------------------------------
                                               Other:
    319,424                                    ABS CFAT 2008-A A1, 3.005%, 4/27/09          $      319,424
                                                                                            --------------
                                               Total Securities Lending Collateral          $   41,927,672
----------------------------------------------------------------------------------------------------------
                                               TOTAL TEMPORARY CASH INVESTMENTS
                                               (Cost $77,552,673)                           $   77,552,672
----------------------------------------------------------------------------------------------------------
                                               TOTAL INVESTMENT IN SECURITIES -- 105.5%
                                               (Cost $1,136,748,792) (a)                    $1,115,088,131
----------------------------------------------------------------------------------------------------------
                                               OTHER ASSETS AND
                                               LIABILITIES -- (5.5)%                        $  (57,653,951)
----------------------------------------------------------------------------------------------------------
                                               TOTAL NET ASSETS -- 100.0%                   $1,057,434,180
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


38    Pioneer Bond Fund | Annual Report | 6/30/08

* Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.


144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2008, the value of these securities amounted to $81,804,385 or 7.7% of total net assets.


(a) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $1,134,503,922 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                             $  9,813,624
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                              (29,229,415)
                                                                                  ------------
      Net unrealized loss                                                         $(19,415,791)
                                                                                  ============

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)   At June 30, 2008, the following securities were out on loan:


---------------------------------------------------------------------------------------------
Principal
Amount                Security                                                     Value
---------------------------------------------------------------------------------------------
 $     3,700,000     Ambac Financial Group, Inc., Floating Rate Note, 2/15/37     $   592,000
       2,237,000     C8 Capital SPV Ltd., Floating Rate Note, 12/31/49              2,080,410
       3,900,000     C10 Capital SPV Ltd., Floating Rate Note, 12/31/49             3,588,000
       1,000,000     JP Morgan Mortgage Trust, 6.0%, 8/25/34                          950,000
       1,020,000     National Rural Utilities Corp., 5.45%, 2/1/18                    989,400
       3,518,125     Sally Holdings, 9.25%, 11/15/14 (144A)                         3,377,400
       7,350,000     U.S. Treasury Bonds, 6.25%, 8/15/23                            8,746,500
         525,000     U.S. Treasury Notes, 5.5%, 8/15/28                               588,000
       3,900,000     U.S. Treasury Notes, 4.375%, 2/15/38                           3,783,000
       1,732,000     U.S. Treasury Notes, 3.625%, 5/15/13                           1,749,320
       1,400,000     U.S. Treasury Bonds, 3.875%, 5/15/18                           1,386,000
      15,297,000     U.S. Treasury Inflation Notes, 0.0%, 11/15/13                 12,696,510
---------------------------------------------------------------------------------------------
                     Total                                                        $40,526,540
=============================================================================================

(d)   Securities lending collateral is managed by Credit Suisse.


Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2008, were as follows:



-------------------------------------------------------------
                               Purchases         Sales
-------------------------------------------------------------
Long-term U.S. Government      $405,659,822      $447,130,094
Other Long-term Securities     $361,578,812      $334,326,567

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    39

Statement of Assets and Liabilities | 6/30/08


ASSETS:
  Investment in securities (including securities loaned
   of $40,526,540) (cost $1,136,748,792)                    $1,115,088,131
  Cash                                                           2,395,234
  Receivables --
   Investment securities sold                                   73,663,147
   Fund shares sold                                              1,896,006
   Interest                                                      8,849,221
   Due from Pioneer Investment Management, Inc.                     36,084
  Unrealized appreciation on unfunded corporate loans              199,528
  Other                                                             27,300
--------------------------------------------------------------------------
     Total assets                                           $1,202,154,651
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                          $   98,286,670
   Fund shares repurchased                                       2,257,696
   Dividends                                                     1,929,581
   Upon return of securities loaned                             41,927,672
  Due to affiliates                                                174,203
  Accrued expenses                                                 144,649
--------------------------------------------------------------------------
     Total liabilities                                      $  144,720,471
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $1,066,766,284
  Undistributed net investment income                            1,544,313
  Accumulated net realized gain on investments                  10,584,716
  Net unrealized loss on investments                           (21,461,133)
--------------------------------------------------------------------------
     Total net assets                                       $1,057,434,180
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $265,958,827/29,240,960 shares)         $         9.10
  Class B (based on $34,106,365/3,769,668 shares)           $         9.05
  Class C (based on $35,784,399/3,969,096 shares)           $         9.02
  Class R (based on $11,263,276/1,226,351 shares)           $         9.18
  Class Y (based on $710,218,933/78,701,088 shares)         $         9.02
  Class Z (based on $102,380/11,248 shares)                 $         9.10
MAXIMUM OFFERING PRICE:
  Class A ($9.10 [divided by] 95.5%)                        $         9.53
==========================================================================


The accompanying notes are an integral part of these financial statements.


40    Pioneer Bond Fund | Annual Report | 6/30/08

Statement of Operations

For the Year Ended 6/30/08


INVESTMENT INCOME:
  Dividends                                                   $    277,304
  Interest                                                      59,979,979
  Income from securities loaned, net                                26,049
------------------------------------------------------------------------------------------
     Total investment income                                                   $60,283,332
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $  5,349,499
  Transfer agent fees and expenses
   Class A                                                         607,238
   Class B                                                         116,651
   Class C                                                          87,518
   Class R                                                          20,569
   Class Y                                                         204,987
   Class Z                                                               8
  Distribution fees
   Class A                                                         698,886
   Class B                                                         359,967
   Class C                                                         364,256
   Class R                                                          45,607
  Administrative fees                                              243,254
  Custodian fees                                                    38,715
  Registration fees                                                105,751
  Professional fees                                                200,567
  Printing expense                                                  91,973
  Fees and expenses of nonaffiliated trustees                       25,558
  Miscellaneous                                                    160,530
------------------------------------------------------------------------------------------
     Total expenses                                                            $ 8,721,534
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                (240,774)
     Less fees paid indirectly                                                     (23,341)
------------------------------------------------------------------------------------------
     Net expenses                                                              $ 8,457,419
------------------------------------------------------------------------------------------
       Net investment income                                                   $51,825,913
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                             $22,626,379
------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) from:
   Investments                                                $ (5,559,203)
   Unfunded corporate loans                                        199,528     $(5,359,675)
------------------------------------------------------------------------------------------
  Net gain on investments                                                      $17,266,704
------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                         $69,092,617
==========================================================================================


The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    41

Statement of Changes in Net Assets

For the Years Ended 6/30/08 and 6/30/07, respectively


------------------------------------------------------------------------------------------------
                                                                Year Ended          Year Ended
                                                                6/30/08             6/30/07
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $   51,825,913     $ 42,241,439
Net realized gain on investments                                     22,626,379        1,460,971
Change in net unrealized gain (loss) on investments                  (5,359,675)       1,322,647
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $   69,092,617     $ 45,025,057
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.44 and $0.41 per share, respectively)             $  (13,384,781)    $(11,363,122)
   Class B ($0.35 and $0.33 per share, respectively)                 (1,396,309)      (1,553,503)
   Class C ($0.36 and $0.33 per share, respectively)                 (1,444,779)      (1,201,170)
   Investor Class ($0.00 and $0.19 per share, respectively)                  --          (72,030)
   Class R ($0.42 and $0.39 per share, respectively)                   (415,563)        (202,353)
   Class Y ($0.47 and $0.45 per share, respectively)                (36,608,750)     (28,313,263)
   Class Z ($0.46 and $0.00 per share, respectively)                     (5,199)              --
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                          $  (53,255,381)    $(42,705,441)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $  457,654,598     $429,574,722
Shares issued in reorganization                                      90,154,588               --
Reinvestment of distributions                                        29,121,113       21,415,753
Cost of shares repurchased                                         (507,259,339)    (303,316,078)
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                          $   69,670,960     $147,674,397
------------------------------------------------------------------------------------------------
   Net increase in net assets                                    $   85,508,196     $149,994,013
NET ASSETS:
Beginning of year                                                   971,925,984      821,931,971
------------------------------------------------------------------------------------------------
End of year                                                      $1,057,434,180     $971,925,984
------------------------------------------------------------------------------------------------
Undistributed net investment income                              $    1,544,313     $    587,830
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


42    Pioneer Bond Fund | Annual Report | 6/30/08

--------------------------------------------------------------------------------------------------
                                       '08 Shares     '08 Amount        '07 Shares    '07 Amount
--------------------------------------------------------------------------------------------------
Class A
Shares sold                             12,106,796    $ 111,370,558     16,132,212    $146,930,411
Shares converted from
  Investor Class                                --               --        375,248       3,433,518
Reinvestment of distributions              937,422        8,600,726        894,417       8,121,961
Less shares repurchased                (15,591,016)    (143,012,771)    (9,059,043)    (82,209,356)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)              (2,546,798)   $ (23,041,487)     8,342,834    $ 76,276,534
==================================================================================================
Class B
Shares sold                              1,431,526    $  13,124,674        863,687    $  7,808,081
Reinvestment of distributions              117,584        1,072,898        129,753       1,172,183
Less shares repurchased                 (1,863,870)     (16,985,938)    (2,508,585)    (22,644,268)
--------------------------------------------------------------------------------------------------
   Net decrease                           (314,760)   $  (2,788,366)    (1,515,145)   $(13,664,004)
==================================================================================================
Class C
Shares sold                              2,411,449    $  21,862,115      1,354,455    $ 12,182,040
Reinvestment of distributions               88,577          805,704         91,789         825,700
Less shares repurchased                 (2,018,254)     (18,323,495)    (2,037,903)    (18,339,377)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)                 481,772    $   4,344,324       (591,659)   $ (5,331,637)
==================================================================================================
Investor Class
Shares sold                                     --    $          --             10    $        264
Reinvestment of distributions                   --               --          6,731          61,143
Shares converted to Class A                     --               --       (374,939)     (3,433,518)
Less shares repurchased                         --               --        (21,047)       (190,426)
--------------------------------------------------------------------------------------------------
   Net decrease                                 --    $          --       (389,245)   $ (3,562,537)
==================================================================================================
Class R
Shares sold                              1,111,634    $  10,336,628        557,384    $  5,118,772
Reinvestment of distributions               37,244          345,439         16,184         148,483
Less shares repurchased                   (642,234)      (5,949,196)      (192,209)     (1,763,445)
--------------------------------------------------------------------------------------------------
   Net increase                            506,644    $   4,732,871        381,359    $  3,503,810
==================================================================================================
Class Y
Shares sold                             33,131,515    $ 300,860,623     28,228,870    $254,101,636
Shares issued in reorganization          9,939,866       90,154,588             --              --
Reinvestment of distributions            2,008,520       18,296,346      1,229,993      11,086,283
Less shares repurchased                (35,477,686)    (322,987,939)   (19,424,424)   (174,735,688)
--------------------------------------------------------------------------------------------------
   Net increase                          9,602,215    $  86,323,618     10,034,439    $ 90,452,231
==================================================================================================
Class Z*
Shares sold                                 11,249    $     100,000             --    $         --
--------------------------------------------------------------------------------------------------
   Net increase                             11,249    $     100,000             --    $         --
==================================================================================================

* Class Z shares were first publicly offered on July 6, 2007.

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    43

Financial Highlights

------------------------------------------------------------------------------------------------
                                                                          Year         Year
                                                                          Ended        Ended
                                                                          6/30/08      6/30/07
------------------------------------------------------------------------------------------------
CLASS A
Net asset value, beginning of period                                      $   8.95     $   8.89
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                    $   0.43     $   0.40
 Net realized and unrealized gain (loss) on investments                       0.16         0.07
------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $   0.59     $   0.47
Distributions to shareowners:
 Net investment income                                                       (0.44)       (0.41)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $   0.15     $   0.06
------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   9.10     $   8.95
================================================================================================
Total return*                                                                 6.64%        5.31%
Ratio of net expenses to average net assets+                                  1.00%        1.00%
Ratio of net investment income to average net assets+                         4.60%        4.48%
Portfolio turnover rate                                                         73%          31%
Net assets, end of period (in thousands)                                  $265,959     $284,592
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.04%        1.00%
 Net investment income                                                        4.56%        4.48%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                 1.00%        1.00%
 Net investment income                                                        4.60%        4.48%
================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                           Year         Year         Year
                                                                           Ended        Ended        Ended
                                                                           6/30/06      6/30/05      6/30/04
--------------------------------------------------------------------------------------------------------------
CLASS A
Net asset value, beginning of period                                       $   9.40     $   9.18     $   9.41
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.35     $   0.40     $   0.41
 Net realized and unrealized gain (loss) on investments                       (0.47)        0.29        (0.14)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (0.12)    $   0.69     $   0.27
Distributions to shareowners:
 Net investment income                                                        (0.39)       (0.47)       (0.50)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (0.51)    $   0.22     $  (0.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   8.89     $   9.40     $   9.18
==============================================================================================================
Total return*                                                                 (1.25)%       7.64%        2.98%
Ratio of net expenses to average net assets+                                   1.00%        1.05%        1.14%
Ratio of net investment income to average net assets+                          3.91%        4.27%        4.42%
Portfolio turnover rate                                                          60%          49%          63%
Net assets, end of period (in thousands)                                   $208,454     $174,055     $160,421
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                  1.11%        1.18%        1.14%
 Net investment income                                                         3.80%        4.14%        4.42%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                  1.00%        1.05%        1.14%
 Net investment income                                                         3.91%        4.27%        4.42%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


44  Pioneer Bond Fund | Annual Report | 6/30/08

-----------------------------------------------------------------------------------------------------------------------------
                                                              Year          Year          Year          Year         Year
                                                              Ended         Ended         Ended         Ended        Ended
                                                              6/30/08       6/30/07       6/30/06       6/30/05      6/30/04
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Net asset value, beginning of period                          $  8.90       $  8.85       $  9.36       $  9.14      $  9.37
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.34       $  0.33       $  0.27       $  0.32      $  0.33
 Net realized and unrealized gain (loss) on investments          0.16          0.05         (0.47)         0.28        (0.14)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $  0.50       $  0.38       $ (0.20)      $  0.60      $  0.19
Distributions to shareowners:
 Net investment income                                          (0.35)        (0.33)        (0.31)        (0.38)       (0.42)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.15       $  0.05       $ (0.51)      $  0.22      $ (0.23)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.05       $  8.90       $  8.85       $  9.36      $  9.14
=============================================================================================================================
Total return*                                                    5.70%         4.26%        (2.14)%        6.72%        2.04%
Ratio of net expenses to average net assets+                     1.90%         1.92%         1.90%         1.95%        1.98%
Ratio of net investment income to average net assets+            3.72%         3.55%         3.06%         3.39%        3.55%
Portfolio turnover rate                                            73%           31%           60%           49%          63%
Net assets, end of period (in thousands)                      $34,106       $36,366       $49,552       $56,828      $57,774
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                    1.90%         2.02%         1.99%         2.02%        1.98%
 Net investment income                                           3.72%         3.45%         2.97%         3.32%        3.55%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                    1.89%         1.90%         1.90%         1.95%        1.98%
 Net investment income                                           3.73%         3.57%         3.06%         3.39%        3.55%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                                 Pioneer Bond Fund | Annual Report | 6/30/08  45

-----------------------------------------------------------------------------------------------------------------------------
                                                              Year          Year          Year          Year         Year
                                                              Ended         Ended         Ended         Ended        Ended
                                                              6/30/08       6/30/07       6/30/06       6/30/05      6/30/04
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Net asset value, beginning of period                          $  8.87       $  8.81       $  9.32       $  9.11      $  9.31
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.35       $  0.33       $  0.28       $  0.32      $  0.33
 Net realized and unrealized gain (loss) on investments          0.16          0.06         (0.47)         0.28        (0.14)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $  0.51       $  0.39       $ (0.19)      $  0.60      $  0.19
Distributions to shareowners:
 Net investment income                                          (0.36)        (0.33)        (0.32)        (0.39)       (0.39)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.15       $  0.06       $ (0.51)      $  0.21      $ (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.02       $  8.87       $  8.81       $  9.32      $  9.11
=============================================================================================================================
Total return*                                                    5.80%         4.39%        (2.08)%        6.68%        2.11%
Ratio of net expenses to average net assets+                     1.82%         1.85%         1.89%         1.92%        1.97%
Ratio of net investment income to average net assets+            3.79%         3.62%         3.07%         3.24%        3.59%
Portfolio turnover rate                                            73%           31%           60%           49%          63%
Net assets, end of period (in thousands)                      $35,784       $30,934       $35,942       $42,160      $27,545
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                    1.82%         1.85%         1.89%         1.92%        1.97%
 Net investment income                                           3.79%         3.62%         3.07%         3.24%        3.59%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                    1.82%         1.84%         1.89%         1.91%        1.97%
 Net investment income                                           3.79%         3.63%         3.07%         3.25%        3.59%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

46  Pioneer Bond Fund | Annual Report | 6/30/08

------------------------------------------------------------------------------------------------------------------------
                                                              Year         Year          Year        Year        Year
                                                              Ended        Ended         Ended       Ended       Ended
                                                              6/30/08      6/30/07       6/30/06     6/30/05     6/30/04
------------------------------------------------------------------------------------------------------------------------
CLASS R
Net asset value, beginning of period                          $  9.05      $  8.99       $ 9.50      $ 9.28      $ 9.50
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.40      $  0.39       $ 0.34      $ 0.36      $ 0.47
 Net realized and unrealized gain (loss) on investments          0.15         0.06        (0.47)       0.30       (0.17)
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $  0.55      $  0.45       $(0.13)     $ 0.66      $ 0.30
Distributions to shareowners:
 Net investment income                                          (0.42)       (0.39)       (0.38)      (0.44)      (0.52)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.13      $  0.06       $(0.51)     $ 0.22      $(0.22)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.18      $  9.05       $ 8.99      $ 9.50      $ 9.28
========================================================================================================================
Total return*                                                    6.15%        5.04%       (1.43)%      7.27%       3.20%
Ratio of net expenses to average net assets+                     1.25%        1.25%        1.25%       1.31%       1.32%
Ratio of net investment income to average net assets+            4.35%        4.24%        3.50%       3.77%       4.71%
Portfolio turnover rate                                            73%          31%          60%         49%         63%
Net assets, end of period (in thousands)                      $11,263      $ 6,511       $3,042      $1,259      $  345
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                    1.31%        1.44%        1.46%       1.43%       1.32%
 Net investment income                                           4.30%        4.05%        3.29%       3.65%       4.71%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                    1.25%        1.25%        1.25%       1.31%       1.32%
 Net investment income                                           4.35%        4.24%        3.50%       3.77%       4.71%
========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                                 Pioneer Bond Fund | Annual Report | 6/30/08  47

-----------------------------------------------------------------------------------------------------------------------
                                                            Year         Year          Year         Year       Year
                                                            Ended        Ended         Ended        Ended      Ended
                                                            6/30/08      6/30/07       6/30/06      6/30/05    6/30/04
-----------------------------------------------------------------------------------------------------------------------
CLASS Y
Net asset value, beginning of period                        $   8.88     $   8.83      $   9.33     $  9.12    $  9.35
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.45     $   0.44      $   0.39     $  0.44    $  0.46
 Net realized and unrealized gain (loss) on investments         0.16         0.06         (0.46)       0.28      (0.14)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   0.61     $   0.50      $  (0.07)    $  0.72    $  0.32
Distributions to shareowners:
 Net investment income                                         (0.47)       (0.45)        (0.43)      (0.51)     (0.55)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   0.14     $   0.05      $  (0.50)    $  0.21    $ (0.23)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   9.02     $   8.88      $   8.83     $  9.33    $  9.12
=======================================================================================================================
Total return*                                                   6.91%        5.65%       (0.77)%       8.07%      3.48%
Ratio of net expenses to average net assets+                    0.59%        0.57%        0.58%        0.61%      0.58%
Ratio of net investment income to average net assets+           5.02%        4.89%        4.20%        4.43%      5.05%
Portfolio turnover rate                                           73%          31%          60%          49%        63%
Net assets, end of period (in thousands)                    $710,219     $613,523      $521,480     $21,027    $13,617
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   0.61%        0.57%        0.58%        0.61%      0.58%
 Net investment income                                          5.00%        4.89%        4.20%        4.43%      5.05%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                   0.59%        0.57%        0.58%        0.61%      0.58%
 Net investment income                                          5.02%        4.89%        4.20%        4.43%      5.05%
=======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


48  Pioneer Bond Fund | Annual Report | 6/30/08

----------------------------------------------------------------------------
                                                                7/6/07 (a) to
                                                                6/30/08
----------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period                           $ 8.89
----------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                         $ 0.45
  Net realized and unrealized gain on investments                 0.22
----------------------------------------------------------------------------
    Net increase from investment operations                     $ 0.67
 Distributions to shareowners:
  Net investment income                                          (0.46)
----------------------------------------------------------------------------
 Net increase in net asset value                                $ 0.21
----------------------------------------------------------------------------
 Net asset value, end of period                                 $ 9.10
============================================================================
 Total return*                                                    7.63%(b)
 Ratio of net expenses to average net assets+                     0.58%**
 Ratio of net investment income to average net assets+            5.00%**
 Portfolio turnover rate                                            73%**
 Net assets, end of period (in thousands)                       $  102
 Ratios with no assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                    0.58%**
  Net investment income                                           5.00%**
 Ratios with assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                    0.58%**
  Net investment income                                           5.00%**
============================================================================

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratios with no fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                               Pioneer Bond Fund | Annual Report | 6/30/08    49

Notes To Financial Statements | 6/30/08

1. Organization and Significant Accounting Policies

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares were first publicly offered April 1, 2003. As planned, on December 10, 2006 Investor Class shares were converted to Class A shares. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


50    Pioneer Bond Fund | Annual Report | 6/30/08

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2008 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at cost which approximates market value.

   All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the statute of limitations; all other tax years remain open.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At June 30, 2008, The Fund had a net capital loss carryforward of $2,561,995, of which, the following amounts will expire between 2009 and 2015 if not utilized: $297,382 in 2009, $1,200,417 in 2010, $252,182 in 2011, $482,126 in
   2014 and $329,888 in 2015.

   At June 30, 2008, the Fund has reclassified $2,385,951 to increase undistributed net investment income, $2,157,567 to decrease accumulated net realized gain on investments and $228,384 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.


                               Pioneer Bond Fund | Annual Report | 6/30/08    51

   The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:


-------------------------------------------------------------
                                       2008             2007
-------------------------------------------------------------
 Distributions paid from:
 Ordinary income                $53,255,381      $25,543,484
-------------------------------------------------------------
      Total                     $53,255,381      $25,543,484
=============================================================

   The following shows the components of distributable earnings on a federal income tax basis at June 30, 2008.


-------------------------------------------------------------
                                                        2008
-------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                  $3,473,894
   Undistributed long-term gain                   10,901,841
   Current year dividend payable                  (1,929,581)
   Capital loss carryforward                      (2,561,995)
   Unrealized depreciation                       (19,216,263)
-------------------------------------------------------------
     Total                                       $(9,332,104)
=============================================================

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of amortization.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $34,572 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2008.


D. Class Allocations

   Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).


52    Pioneer Bond Fund | Annual Report | 6/30/08

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

Effective November 1, 2006, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.00%, 1.90%, 1.90%, 1.25% and 0.85% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class Z shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through November 1, 2010 for Class A shares and through November 1, 2009 for


                               Pioneer Bond Fund | Annual Report | 6/30/08    53

Class B, Class C, Class R and Class Z shares. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond November 1, 2010 for Class A shares and November 1, 2009 for Class B, Class C and Class R shares. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $44,996 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $117,576 in transfer agent fees payable to PIMSS at June 30, 2008.


4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. Prior to February 1, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators


54    Pioneer Bond Fund | Annual Report | 6/30/08
or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $11,631 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2008, CDSCs in the amount of $191,291 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2008, the Fund's expenses were reduced $23,341 under such arrangements.


6. Unfunded Loan Commitments

As of June 30, 2008, the Fund had unfunded loan commitments of approximately $834,956 (excluding unrealized appreciation on those commitments of $199,528 as of June 30, 2008) which could be extended at the option of the borrower, pursuant to the following loan agreements:


-----------------------------------------------------------
                                                 Unfunded
Borrower                                         Commitment
-----------------------------------------------------------
Bausch & Lomb, Inc., Delayed Draw Term Loan      $207,433
CHS/Community Health Systems, Inc., Delayed
  Draw Term Loan                                 $ 71,695
Fontainebleau Las Vegas, LLC, Delayed Draw
  Term Loan                                      $488,316
Telesat Canada, Delayed Draw Term Loan           $ 67,512

7. Merger Information

On October 19, 2007, beneficial owners of Pioneer Interest Shares Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on October 19, 2007 ("Closing Date"), by exchanging all of Pioneer Interest Shares


                               Pioneer Bond Fund | Annual Report | 6/30/08    55

Fund's net assets in Class A for Pioneer Bond Fund's shares, based on Pioneer Bond Fund's Class Y shares ending net asset value. The following charts show the details of the reorganization as of that Closing Date:


-------------------------------------------------------------------------------------------------
                           Pioneer                 Pioneer                 Pioneer
                           Bond Fund               Interest Shares Fund    Bond Fund
                           (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------------
 Net Assets
 Class A                   $ 275,992,415           $90,154,588             $  366,147,003
 Class B                   $  35,217,908           $        --             $   35,217,908
 Class C                   $  36,400,849           $        --             $   36,400,849
 Class R                   $   7,179,079           $        --             $    7,179,079
 Class Y                   $ 672,970,817           $        --             $  672,970,817
 Class Z                   $     102,938                                   $      102,938
-------------------------------------------------------------------------------------------------
 Total Net Assets          $1,027,864006           $90,154,588             $1,118,018,954
-------------------------------------------------------------------------------------------------
 Shares Outstanding
 Class A                      30,170,522             7,395,024                 40,110,388
 Class B                       3,871,495                    --                  3,871,495
 Class C                       4,014,986                    --                  4,014,986
 Class R                         776,893                    --                    776,893
 Class Y                      74,166,916                    --                 74,166,916
 Class Z                          11,249                    --                     11,249
 Shares Issued in
  Reorganization
 Class Y                                                                        9,939,866


--------------------------------------------------------------------------
                                         Unrealized        Accumulated
                                         Appreciation On   Loss On
                                         Closing Date      Closing Date
--------------------------------------------------------------------------
 Pioneer Interest Shares Fund            $262,540          $ (206,552)

8. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


56    Pioneer Bond Fund | Annual Report | 6/30/08

ADDITIONAL INFORMATION (unaudited)

For the year ended June 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.0%.


                               Pioneer Bond Fund | Annual Report | 6/30/08    57

Results of Shareholder Meeting (unaudited)

At a special meeting held on May 13, 2008, and adjourned to June 19, 2008 and July 17, 2008 with respect to certain proposals, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:


----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                For                  Withhold             Abstain           Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 1 -- To elect Trustees
 John F. Cogan, Jr.             104,598,024.288      1,502,334.028        393,993.017                   0
 Daniel K. Kingsbury            104,595,690.922      1,504,667.393        393,993.017                   0
 David R. Bock                  104,601,463.335      1,498,894.981        393,993.017                   0
 Mary K. Bush                   104,622,131.125      1,478,227.190        393,993.017                   0
 Benjamin M. Friedman           104,629,580.258      1,470,778.057        393,993.017                   0
 Margaret B.W. Graham           104,632,046.070      1,468,312.245        393,993.017                   0
 Thomas J. Perna                104,594,138.611      1,506,219.705        393,993.017                   0
 Marguerite A. Piret            104,632,233.658      1,468,124.657        393,993.017                   0
 John Winthrop                  104,628,292.120      1,472,066.195        393,993.017                   0


----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                 Against            Abstain             Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 2 -- To approve an
amendment to the
Declaration of Trust             97,598,186.597      2,259,584.380      1,079,076.355       5,557,504.000


----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                 Against            Abstain             Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 3A -- To approve
changes to the Fund's
fundamental investment
policy relating to borrowing
money                            97,931,779.467      1,801,177.164      1,203,890.701       5,557,504.000
Proposal 3B -- To approve
changes to the Fund's
fundamental investment
policy relating to
underwriting                     97,943,541.081      1,813,331.281      1,179,974.970       5,557,504.000
Proposal 3C -- To approve
changes to the Fund's
fundamental investment
policy relating to lending       98,179,355.954      1,551,204.809      1,206,286.569       5,557,504.000
Proposal 3D -- To approve
changes to the Fund's
fundamental investment
policy relating to issuing
senior securities                98,326,004.891      1,464,960.800      1,145,881.641       5,557,504.000
Proposal 3E -- To approve
changes to the Fund's
fundamental investment
policy relating to real estate   98,210,318.699      1,546,529.796      1,179,998.837       5,557,504.000

58    Pioneer Bond Fund | Annual Report | 6/30/08

----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                 Against            Abstain             Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 3F -- To approve
changes to the Fund's
fundamental investment
policy relating to
commodities                      98,169,735.983      1,586,540.907      1,180,570.442       5,557,504.000
Proposal 3G -- To approve
changes to the Fund's
fundamental investment
policy relating to
concentration                    98,201,753.755      1,510,917.765      1,224,175.812       5,557,504.000
Proposal 3H -- To approve
changes to the Fund's
fundamental investment
policy relating to
diversification                  98,276,841.052      1,519,264.416      1,140,741.864       5,557,504.000
Proposal 3I -- To approve
the conversion of the Fund's
investment objective from
fundamental to non-
fundamental                      55,456,459.879     47,845,833.759      1,593,188.767       3,371,466.000


----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                 Against            Abstain             Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 4 -- To approve an
Amended and Restated
Management Agreement
with PIM                         98,131,251.019      1,467,107.801      1,338,488.512       5,557,504.000


----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                 Against            Abstain             Non-Votes
----------------------------------------------------------------------------------------------------------
Proposal 5 -- To approve a
policy allowing the
appointment of unaffiliated
sub-advisers and
amendments to sub-
advisory agreements without
shareholder approval             97,284,995.432      2,575,982.099      1,075,869.802       5,557,504.000


                               Pioneer Bond Fund | Annual Report | 6/30/08    59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Bond Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Bond Fund (the "Fund"), including the schedule of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian, brokers and agents or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Bond Fund as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
August 18, 2008


60    Pioneer Bond Fund | Annual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


                               Pioneer Bond Fund | Annual Report | 6/30/08    61
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007, in the second quintile of its Morningstar category for the three year period ended June 30, 2007, and in the first quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management


62    Pioneer Bond Fund | Annual Report | 6/30/08
fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the amended and restated investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.


                               Pioneer Bond Fund | Annual Report | 6/30/08    63

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered PIM's agreement to add breakpoints to the management fee schedule so that the management fee would reduce when Fund assets reach $1 billion and again when Fund assets reach $4 billion. The Trustees reviewed the impact that the breakpoints would have on the Fund's management fee versus its Morningstar category peer group. The Trustees concluded that, because of the addition of breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


64    Pioneer Bond Fund | Annual Report | 6/30/08

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock and Dr. Friedman) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds and Dr. Friedman serves on 71 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.


                               Pioneer Bond Fund | Annual Report | 6/30/08    65

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Term of Office and
Name, Age and Address       With the Fund            Length of Service
--------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 1996.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------


Interested Trustees

--------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name, Age and Address       Principal Occupation During Past Five Years                         Held by this Trustee
--------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007);
                            Director of Pioneer Global Asset Management S.p.A. (since
                            April 2007); Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.


66  Pioneer Bond Fund | Annual Report | 6/30/08

Independent Trustees


---------------------------------------------------------------------
                         Position Held   Term of Office and
Name, Age and Address    With the Fund   Length of Service
---------------------------------------------------------------------
David R. Bock (64)       Trustee         Trustee since 2005.
                                         Serves until a successor
                                         trustee is elected or
                                         earlier retirement
                                         or removal.
---------------------------------------------------------------------
Mary K. Bush (60)        Trustee         Trustee since 1997.
                                         Serves until a successor
                                         trustee is elected or
                                         earlier retirement or
                                         removal.
---------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships
Name, Age and Address    Principal Occupation During Past Five Years                          Held by this Trustee
---------------------------------------------------------------------------------------------------------------------------
David R. Bock (64)       Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                         (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                         Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                         (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                         dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                         mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                              traded mortgage REIT)
---------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)        President, Bush International, LLC (international financial          Director of Marriott Inter-
                         advisory firm)                                                       national, Inc., Director of
                                                                                              Discover Financial Services
                                                                                              (credit card issuer and elec-
                                                                                              tronic payment services);
                                                                                              Director of Briggs & Stratton
                                                                                              Co. (engine manufacturer);
                                                                                              Director of UAL Corporation
                                                                                              (airline holding company)
                                                                                              Director of Mantech Interna-
                                                                                              tional Corporation (national
                                                                                              security, defense, and
                                                                                              intelligence technology
                                                                                              firm); and Member, Board
                                                                                              of Governors, Investment
                                                                                              Company Institute
---------------------------------------------------------------------------------------------------------------------------


                                 Pioneer Bond Fund | Annual Report | 6/30/08  67

-----------------------------------------------------------------------
                            Position Held   Term of Office and
Name, Age and Address       With the Fund   Length of Service
-----------------------------------------------------------------------
Benjamin M. Friedman (63)   Trustee         Trustee since May,
                                            2008. Serves until
                                            a successor trustee
                                            is elected or earlier
                                            retirement or removal.
-----------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 1996.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-----------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement
                                            or removal.
-----------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 1996.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement
                                            or removal.
-----------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 1996.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement
                                            or removal.
-----------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name, Age and Address       Principal Occupation During Past Five Years                        Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (63)   Professor, Harvard University                                      Trustee, Mellon Institutional
                                                                                               Funds Investment Trust
                                                                                               and Mellon Institutional
                                                                                               Funds Master Portfolio
                                                                                               (oversees 17 portfolios in
                                                                                               fund complex)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 -- present); and Senior Executive           Director of Quadriserv Inc.
                            Vice President, The Bank of New York (financial and securities     (technology products for
                            services) (1986 -- 2004)                                           securities lending industry)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm)                                     High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company)
------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          President, John Winthrop & Co., Inc. (private investment firm)     None
------------------------------------------------------------------------------------------------------------------------------


68  Pioneer Bond Fund | Annual Report | 6/30/08

Fund Officers

-----------------------------------------------------------------------------
Name, Age and                Positions Held        Length of Service
Address                      With the Trust        and Term of Office
-----------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
-----------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
-----------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since March 2004.
                                                   Serves at the discretion
                                                   of the Board
-----------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
-----------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves
                                                   at the discretion of
                                                   the Board
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Name, Age and                                                                                    Other Directorships
Address                      Principal Occupation During Past Five Years                         Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer
                             of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------

                               Pioneer Bond Fund | Annual Report | 6/30/08  69

------------------------------------------------------------------------------
Name, Age and                 Positions Held        Length of Service
Address                       With the Trust        and Term of Office
------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discretion
                                                    of the Board
------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Name, Age and                                                                                  Other Directorships
Address                       Principal Occupation During Past Five Years                      Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager -- Fund Accounting, Administration   None
                              and Controllership Services since June 2003 and Assistant
                              Treasurer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President -- Mutual Fund Operations of State
                              Street Corporation from June 2002 to June 2003 (formerly
                              Deutsche Bank Asset Management)
-----------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
-----------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredit S.p.A.("UniCredit"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


70  Pioneer Bond Fund | Annual Report | 6/30/08

                            This page for your notes.





                               Pioneer Bond Fund | Annual Report | 6/30/08    71
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                               Pioneer Bond Fund | Annual Report | 6/30/08    73
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74    Pioneer Bond Fund | Annual Report | 6/30/08

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                               Pioneer Bond Fund | Annual Report | 6/30/08    75

                            This page for your notes.





76    Pioneer Bond Fund | Annual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form
N-1A, totaled approximately $42,300 in 2008 and approximately $40,730 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2008 or 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2008 and $7,820 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no other services provided to the Fund during the fiscal years ended June 30, 2008 and 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended June 30, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.